UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: (811- 00058 )

Exact name of registrant as specified in charter: The George Putnam Fund of Boston

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: July 31, 2006

Date of reporting period: April 30, 2006,

Item 1. Schedule of Investments:

The George Putnam Fund of Boston

The fund's portfolio
4/30/06 (Unaudited)

COMMON STOCKS (58.7%)(a)
	Shares	Value

Aerospace and Defense (1.6%)
Boeing Co. (The)	269,700	$22,506,465
Lockheed Martin Corp.	688,700	52,272,330
		74,778,795

Airlines (0.1%)
Southwest Airlines Co. (S)	286,700	4,650,274

Automotive (0.3%)
General Motors Corp. (S)	614,800	14,066,624

Banking (9.5%)
Bank of America Corp.	2,779,845	138,769,862
Citigroup, Inc. (SEG)	2,577,900	128,766,105
Commerce Bancorp, Inc.	209,500	8,451,230
U.S. Bancorp	2,289,260	71,974,334
Wachovia Corp.	399,200	23,892,120
Washington Mutual, Inc.	521,400	23,494,284
Wells Fargo & Co.	870,600	59,801,514
		455,149,449

Beverage (0.7%)
Coca-Cola Co. (The)	498,900	20,933,844
Coca-Cola Enterprises, Inc.	542,700	10,598,931
		31,532,775

Biotechnology (0.2%)
Amgen, Inc. (NON)	146,800	9,938,360

Building Materials (1.7%)
Masco Corp.	1,423,400	45,406,460
Sherwin-Williams Co. (The)	583,400	29,718,396
Vulcan Materials Co. (S)	93,300	7,926,768
		83,051,624

Cable Television (1.1%)
Comcast Corp. Class A (NON) (S)	1,688,300	52,252,885

Chemicals (0.9%)
E.I. du Pont de Nemours & Co.	496,900	21,913,290
Huntsman Corp. (NON)	141,400	2,778,510
PPG Industries, Inc.	113,300	7,604,696
Rohm & Haas Co.	227,100	11,491,260
		43,787,756

Communications Equipment (0.4%)
Cisco Systems, Inc. (NON)	974,830	20,422,689

Computers (2.3%)
Dell, Inc. (NON)	702,600	18,408,120
EMC Corp. (NON)	1,036,500	14,003,115
Hewlett-Packard Co.	1,877,300	60,955,931
IBM Corp.	191,500	15,768,110
		109,135,276

Conglomerates (3.7%)
General Electric Co.	2,711,700	93,797,703
Honeywell International, Inc.	503,500	21,398,750
Textron, Inc.	150,700	13,555,465
Tyco International, Ltd. (Bermuda)	1,880,650	49,555,128
		178,307,046

Consumer Finance (1.5%)
Capital One Financial Corp.	516,700	44,766,888
Countrywide Financial Corp.	628,400	25,550,744
		70,317,632

Consumer Goods (0.4%)
Newell Rubbermaid, Inc.	211,600	5,802,072
Procter & Gamble Co. (The)	236,100	13,743,381

		19,545,453

Containers (--%)
Owens-Illinois, Inc. (NON)	73,700	1,347,236

Electric Utilities (2.4%)
Dominion Resources, Inc.	199,650	14,947,796
DPL, Inc. (S)	310,400	8,433,568
Entergy Corp.	263,900	18,457,166
Exelon Corp. (S)	489,300	26,422,200
PG&E Corp.	698,550	27,830,232
Public Service Enterprise Group, Inc.	101,500	6,364,050
Wisconsin Energy Corp. (S)	352,400	13,761,220
		116,216,232

Electronics (1.4%)
Arrow Electronics, Inc. (NON)	237,500	8,597,500
Avnet, Inc. (NON)	259,300	6,780,695
Intel Corp.	2,115,400	42,265,692
Micron Technology, Inc. (NON)	521,200	8,844,764
		66,488,651

Energy (0.9%)
BJ Services Co.	209,000	7,952,450
Cooper Cameron Corp. (NON) (S)	217,500	10,927,200
Pride International, Inc. (NON)	460,500	16,066,845
Weatherford International, Ltd. (NON)	162,700	8,611,711
		43,558,206

Financial (1.5%)
Allied Capital Corp. (S)	234,200	7,274,252
Fannie Mae	230,800	11,678,480
Freddie Mac	440,540	26,899,372
PMI Group, Inc. (The)	464,800	21,450,520
Radian Group, Inc.	37,500	2,352,000
		69,654,624

Food (0.5%)
General Mills, Inc.	481,300	23,747,342

Forest Products and Packaging (0.1%)
Crown Holdings, Inc. (NON)	403,900	6,474,517

Health Care Services (1.1%)
Cardinal Health, Inc.	302,300	20,359,905
CIGNA Corp.	199,900	21,389,300
HCA, Inc.	241,600	10,603,824
		52,353,029

Homebuilding (0.3%)
Lennar Corp. (S)	116,800	6,415,824
NVR, Inc. (NON)	9,436	7,124,180
		13,540,004

Household Furniture and Appliances (0.4%)
Whirlpool Corp.	218,700	19,628,325

Insurance (4.5%)
ACE, Ltd. (Bermuda)	636,500	35,351,210
American International Group, Inc.	529,150	34,527,038
Axis Capital Holdings, Ltd. (Bermuda)	373,303	11,131,895
Berkshire Hathaway, Inc. Class B (NON)	3,320	9,800,640
Chubb Corp. (The)	678,100	34,949,274
Everest Re Group, Ltd. (Barbados)	378,600	34,452,600
Genworth Financial, Inc. Class A	365,160	12,123,312
Hartford Financial Services Group, Inc. (The)	146,200	13,440,166
Prudential Financial, Inc.	213,200	16,657,316
Willis Group Holdings, Ltd. (United Kingdom)	331,200	11,641,680
		214,075,131

Investment Banking/Brokerage (1.3%)
Bear Stearns Cos., Inc. (The) (S)	121,600	17,329,216
Lehman Brothers Holdings, Inc.	115,200	17,412,480
Morgan Stanley	412,200	26,504,460
		61,246,156

Leisure (0.1%)
Brunswick Corp.	143,600	5,631,992

Lodging/Tourism (0.8%)
Cendant Corp.	1,487,400	25,925,382
Royal Caribbean Cruises, Ltd.	324,200	13,548,318
		39,473,700

Machinery (0.5%)
Parker-Hannifin Corp.	311,700	25,263,285

Manufacturing (0.4%)
Ingersoll-Rand Co., Ltd. Class A (Bermuda)	424,700	18,580,625

Media (0.8%)
Walt Disney Co. (The) (S)	1,289,100	36,043,236

Medical Services (0.5%)
WellPoint, Inc. (NON)	363,100	25,780,100

Medical Technology (1.1%)
Baxter International, Inc.	399,700	15,068,690
Becton, Dickinson and Co.	362,400	22,845,696
Boston Scientific Corp. (NON)	601,800	13,985,832
		51,900,218

Metals (0.8%)
Alcoa, Inc. (S)	464,800	15,700,944
Freeport-McMoRan Copper & Gold, Inc. Class B (S)	100,400	6,483,832
Phelps Dodge Corp.	110,500	9,523,995
United States Steel Corp. (S)	123,800	8,480,300
		40,189,071

Natural Gas Utilities (0.2%)
Sempra Energy	211,500	9,733,230

Oil & Gas (4.2%)
Amerada Hess Corp.	139,000	19,914,530
Chevron Corp.	364,900	22,266,198
Devon Energy Corp.	159,700	9,599,567
EOG Resources, Inc.	78,500	5,513,055
Exxon Mobil Corp.	1,150,000	72,542,000
Marathon Oil Corp.	360,700	28,625,152
Newfield Exploration Co. (NON) (S)	133,800	5,967,480
Occidental Petroleum Corp.	194,800	20,013,752
Sunoco, Inc.	89,600	7,261,184
Valero Energy Corp.	118,600	7,678,164
		199,381,082

Pharmaceuticals (1.4%)
Barr Pharmaceuticals, Inc. (NON)	78,100	4,728,955
Johnson & Johnson	352,800	20,677,608
Pfizer, Inc.	327,800	8,303,174
Watson Pharmaceuticals, Inc. (NON)	324,200	9,220,248
Wyeth	458,700	22,324,929
		65,254,914

Power Producers (0.1%)
AES Corp. (The) (NON)	416,300	7,064,611

Publishing (0.4%)
R. R. Donnelley & Sons Co.	583,100	19,644,639

Railroads (0.4%)
Norfolk Southern Corp.	339,200	18,316,800

Regional Bells (1.3%)
Verizon Communications, Inc.	1,816,200	59,989,086

Restaurants (0.5%)
McDonald's Corp.	691,100	23,891,327

Retail (2.0%)
Foot Locker, Inc.	293,500	6,803,330
Gap, Inc. (The)	307,300	5,559,057
Home Depot, Inc. (The)	163,901	6,544,567
Michaels Stores, Inc. (S)	149,500	5,655,585
Office Depot, Inc. (NON)	478,100	19,401,298
Rite Aid Corp. (NON)	1,907,600	8,584,200
Sears Holdings Corp. (NON)	45,400	6,523,526
Staples, Inc.	236,900	6,256,529
Supervalu, Inc.	812,801	23,579,357

Target Corp.	132,600	7,041,060
		95,948,509

Semiconductor (0.2%)
Applied Materials, Inc. (S)	473,900	8,506,505

Software (1.4%)
McAfee, Inc. (NON)	456,100	11,899,649
Microsoft Corp.	730,700	17,646,405
Oracle Corp. (NON)	1,527,800	22,290,602
Symantec Corp. (NON)	791,500	12,964,770
		64,801,426

Technology Services (0.4%)
Accenture, Ltd. Class A (Bermuda)	452,500	13,154,175
Fair Isaac Corp.	145,400	5,395,794
		18,549,969

Telecommunications (1.0%)
Sprint Nextel Corp.	1,966,500	48,769,200

Tobacco (1.0%)
Altria Group, Inc.	634,600	46,427,336

Waste Management (0.3%)
Waste Management, Inc.	437,700	16,396,242

		$2,800,803,194
Total common stocks (cost $2,215,262,730)

COLLATERALIZED MORTGAGE OBLIGATIONS (15.3%)(a)

	Principal amount	Value

Amresco Commercial Mortgage Funding I Ser. 97-C1,
Class G, 7s, 2029	$1,030,000	$1,037,318
Amresco Commercial Mortgage Funding I 144A Ser. 97-C1,
Class H, 7s, 2029	664,000	670,813
Asset Securitization Corp. Ser. 96-MD6, Class A7,
8.293s, 2029	1,858,000	1,937,289
Banc of America Commercial Mortgage, Inc.
Ser. 01-1, Class G, 7.324s, 2036	950,000	999,753
Ser. 04-3, Class A5, 5.481s, 2039	4,690,000	4,613,178
Ser. 06-1, Class XC, Interest Only (IO), 0.045s, 2045	41,249,000	284,791
Banc of America Commercial Mortgage, Inc. 144A
Ser. 01-PB1, Class K, 6.15s, 2035	715,000	707,807
Ser. 02-PB2, Class XC, IO, 0.26s, 2035	9,915,707	187,469
Ser. 05-1, Class XW, IO, 0.16s, 2042	278,640,900	1,365,703
Ser. 05-4, Class XC, IO, 0.045s, 2045	83,421,151	594,751
Banc of America Large Loan
FRB Ser. 04-BBA4, Class H, 5.851s, 2018	142,000	142,440
FRB Ser. 04-BBA4, Class G, 5.601s, 2018	449,000	450,649
Banc of America Large Loan 144A
FRB Ser. 02-FL2A, Class L1, 7.84s, 2014	427,000	426,413
FRB Ser. 02-FL2A, Class K1, 7.34s, 2014	148,000	147,972
FRB Ser. 05-BOCA, Class M, 7.001s, 2016	956,000	958,044
FRB Ser. 05-MIB1, Class K, 6.901s, 2022	496,000	486,856
FRB Ser. 05-ESHA, Class K, 6.701s, 2020	1,660,000	1,659,988
FRB Ser. 05-BOCA, Class L, 6.601s, 2016	456,000	456,696
FRB Ser. 06-LAQ, Class M, 6.573s, 2021	1,104,000	1,103,938
FRB Ser. 06-LAQ, Class L, 6.473s, 2021	920,000	919,948
FRB Ser. 05-BOCA, Class K, 6.251s, 2016	470,000	470,719
FRB Ser. 05-BOCA, Class J, 6.001s, 2016	200,000	200,245
FRB Ser. 05-MIB1, Class J, 5.951s, 2022	1,400,000	1,401,854
FRB Ser. 05-BOCA, Class H, 5.851s, 2016	200,000	200,270
FRB Ser. 05-ESHA, Class G, 5.781s, 2020	1,024,000	1,023,141
Ser. 06-LAQ, Class X1, IO, 0.675s, 2021	50,159,000	446,515
Ser. 03-BBA2, Class X1A, IO, 0.488s, 2015	33,919,156	47,555
Banc of America Structured Security Trust 144A Ser.
02-X1, Class A3, 5.436s, 2033	1,930,000	1,926,711
Bayview Commercial Asset Trust 144A
FRB Ser. 05-1A, Class A1, 5.259s, 2035	1,926,725	1,924,413
Ser. 05-3A, IO, 0.775s, 2035	21,687,965	1,794,720
Ser. 05-1A, IO, 0.775s, 2035	8,099,440	602,396
Ser. 04-3, IO, 0.775s, 2035	6,587,424	470,438
Ser. 04-2, IO, 0.72s, 2034	10,107,745	754,133
Bear Stearns Commercial Mortgage Securities, Inc. Ser.
05-PWR9, Class X1, IO, 0.047s, 2042	41,686,371	392,643
Bear Stearns Commercial Mortgage Securities, Inc. 144A
FRB Ser. 05-LXR1, Class J, 6.551s, 2018	1,795,000	1,795,000
FRB Ser. 05-LXR1, Class H, 6.101s, 2018	997,000	997,000
FRB Ser. 05-LXR1, Class G, 5.851s, 2018	997,000	997,000
Ser. 05-LXR1, Class X1, IO, 0.818s, 2018	96,649,000	716,846
Ser. 05-PW10, Class X1, IO, 0.032s, 2040	64,550,607	289,961
Bear Stearns Commercial Mortgage Securitization Corp.
Ser. 00-WF2, Class F, 8.455s, 2032	456,000	505,081
Ser. 04-PR3I, Class X1, IO, 0.26s, 2041	16,431,480	364,861

Chase Commercial Mortgage Securities Corp. Ser. 00-3,
Class A2, 7.319s, 2032	553,000	588,062
Chase Commercial Mortgage Securities Corp. 144A
Ser. 98-1, Class F, 6.56s, 2030	4,600,000	4,670,419
Ser. 98-1, Class G, 6.56s, 2030	1,171,000	1,191,372
Ser. 98-1, Class H, 6.34s, 2030	1,761,000	1,446,120
Citigroup Commercial Mortgage Trust 144A Ser. 05-C3,
Class XC, IO, 0.061s, 2043	118,766,338	1,224,778
Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
Ser. 06-CD2, Class X, IO, 0.13s, 2046	76,781,000	465,293
Commercial Mortgage Acceptance Corp. Ser. 97-ML1,
Class A3, 6.57s, 2030	4,937,500	4,965,366
Commercial Mortgage Acceptance Corp. 144A Ser. 98-C1,
Class F, 6.23s, 2031	2,013,000	2,024,036
Commercial Mortgage Pass-Through Certificates Ser.
04-LB2A, Class A4, 4.715s, 2039	26,622,000	24,916,430
Commercial Mortgage Pass-Through Certificates 144A
Ser. 06-CN2A, Class H, 5.756s, 2019	939,000	922,389
Ser. 06-CN2A, Class J, 5.756s, 2019	751,000	734,718
FRB Ser. 01-J2A, Class A2F, 5.401s, 2034	1,590,000	1,610,177
Ser. 03-LB1A, Class X1, IO, 0.267s, 2038	9,223,194	372,396
Ser. 05-LP5, Class XC, IO, 0.043s, 2043	73,806,375	766,848
Ser. 05-C6, Class XC, IO, 0.036s, 2044	67,529,737	448,397
Criimi Mae Commercial Mortgage Trust 144A Ser. 98-C1,
Class B, 7s, 2033	3,385,000	3,423,589
Crown Castle Towers, LLC 144A Ser. 05-1A, Class D,
5.612s, 2035	2,903,000	2,797,540
CS First Boston Mortgage Securities Corp.
Ser. 97-C2, Class F, 7.46s, 2035	1,239,000	1,348,263
Ser. 04-C2, Class A2, 5.416s, 2036	5,070,000	4,970,430
Ser. 05-C4, Class A5, 5.104s, 2038	2,284,000	2,184,555
CS First Boston Mortgage Securities Corp. 144A
FRB Ser. 05-TFLA, Class J, 5.851s, 2020	518,000	517,931
FRB Ser. 04-TF2A, Class J, 5.851s, 2016	313,000	312,998
FRB Ser. 05-TF2A, Class J, 5.801s, 2020	1,237,000	1,237,000
FRB Ser. 05-TFLA, Class H, 5.651s, 2020	319,000	318,998
FRB Ser. 04-TF2A, Class H, 5.601s, 2019	627,000	626,997
Ser. 01-CK1, Class AY, IO, 0.905s, 2035	67,907,000	2,025,666
Ser. 02-CP3, Class AX, IO, 0.482s, 2035	22,921,963	915,237
Ser. 03-C3, Class AX, IO, 0.357s, 2038	29,222,554	1,199,764
Ser. 05-C2, Class AX, IO, 0.072s, 2037	76,780,207	1,131,817
DLJ Commercial Mortgage Corp.
Ser. 00-CF1, Class A1B, 7.62s, 2033	2,212,000	2,361,003
Ser. 99-CG2, Class B3, 6.1s, 2032	1,752,000	1,747,940
Ser. 99-CG2, Class B4, 6.1s, 2032	2,785,000	2,769,584
Ser. 98-CF2, Class B3, 6.04s, 2031	814,188	818,377
DLJ Mortgage Acceptance Corp. 144A Ser. 97-CF1,
Class A3, 7.76s, 2030	1,000,000	1,012,191
Fannie Mae
Ser. 04-T3, Class PT1, 9.773s, 2044	795,518	843,726
Ser. 03-W6, Class PT1, 9.637s, 2042	337,434	358,343
Ser. 02-T12, Class A4, 9 1/2s, 2042	290,119	306,464
Ser. 02-T4, Class A4, 9 1/2s, 2041	1,660,687	1,751,647
Ser. 02-T6, Class A3, 9 1/2s, 2041	580,941	610,453
IFB Ser. 05-37, Class SU, 9.362s, 2035	3,362,186	3,574,444
IFB Ser. 04-10, Class QC, 8.762s, 2031	2,047,777	2,084,973
Ser. 06-20, Class IP, IO, 8s, 2030	1,249,199	265,186
Ser. 02-26, Class A2, 7 1/2s, 2048	2,619,070	2,721,795
Ser. 05-W3, Class 1A, 7 1/2s, 2045	3,341,952	3,490,974
Ser. 05-W1, Class 1A4, 7 1/2s, 2044	3,412,867	3,557,443
Ser. 04-W12, Class 1A4, 7 1/2s, 2044	812,102	846,577
Ser. 04-W14, Class 2A, 7 1/2s, 2044	368,233	383,669
Ser. 04-W8, Class 3A, 7 1/2s, 2044	3,860,382	4,026,437
Ser. 04-W11, Class 1A4, 7 1/2s, 2044	2,165,047	2,257,285
Ser. 04-W2, Class 5A, 7 1/2s, 2044	5,248,941	5,473,710
Ser. 04-T3, Class 1A4, 7 1/2s, 2044	83,094	86,603
Ser. 04-W9, Class 2A3, 7 1/2s, 2044	2,793,946	2,910,686
Ser. 04-T2, Class 1A4, 7 1/2s, 2043	1,201,192	1,251,913
Ser. 03-W1, Class 2A, 7 1/2s, 2042	619,305	642,471
Ser. 03-W4, Class 4A, 7 1/2s, 2042	370,480	384,506
Ser. 02-T18, Class A4, 7 1/2s, 2042	292,934	304,677
Ser. 03-W3, Class 1A3, 7 1/2s, 2042	1,440,588	1,498,374
Ser. 02-T16, Class A3, 7 1/2s, 2042	2,772,826	2,883,424
Ser. 02-T19, Class A3, 7 1/2s, 2042	1,662,493	1,728,932
Ser. 03-W2, Class 1A3, 7 1/2s, 2042	3,149,742	3,276,464
Ser. 02-W6, Class 2A, 7 1/2s, 2042	2,707,097	2,811,258
Ser. 02-T12, Class A3, 7 1/2s, 2042	478,133	496,314
Ser. 02-W4, Class A5, 7 1/2s, 2042	5,883,468	6,112,542
Ser. 02-W1, Class 2A, 7 1/2s, 2042	2,974,270	3,079,263
Ser. 02-14, Class A2, 7 1/2s, 2042	953,344	989,927
Ser. 01-T10, Class A2, 7 1/2s, 2041	2,818,171	2,921,797
Ser. 02-T4, Class A3, 7 1/2s, 2041	527,599	547,133
Ser. 02-T6, Class A2, 7 1/2s, 2041	6,858,506	7,103,469
Ser. 01-T12, Class A2, 7 1/2s, 2041	2,585,429	2,680,528
Ser. 01-T8, Class A1, 7 1/2s, 2041	2,445,931	2,532,330
Ser. 01-T7, Class A1, 7 1/2s, 2041	6,890,506	7,129,489
Ser. 01-T3, Class A1, 7 1/2s, 2040	409,424	423,905
Ser. 01-T1, Class A1, 7 1/2s, 2040	916,880	950,605
Ser. 99-T2, Class A1, 7 1/2s, 2039	258,650	269,403
Ser. 03-W10, Class 1A1, 7 1/2s, 2032	1,155,041	1,199,146
Ser. 02-T1, Class A3, 7 1/2s, 2031	736,152	763,905

Ser. 00-T6, Class A1, 7 1/2s, 2030	2,289,139	2,368,533
Ser. 01-T5, Class A3, 7 1/2s, 2030	49,692	51,472
Ser. 02-W7, Class A5, 7 1/2s, 2029	1,652,047	1,717,338
Ser. 01-T4, Class A1, 7 1/2s, 2028	5,261,455	5,491,844
Ser. 02-W3, Class A5, 7 1/2s, 2028	1,562,699	1,622,664
Ser. 02-26, Class A1, 7s, 2048	1,598,646	1,642,674
Ser. 04-T3, Class 1A3, 7s, 2044	765,462	788,227
Ser. 03-W3, Class 1A2, 7s, 2042	780,936	802,775
Ser. 02-T16, Class A2, 7s, 2042	1,641,111	1,686,623
Ser. 02-14, Class A1, 7s, 2042	155,249	159,447
Ser. 02-T4, Class A2, 7s, 2041	968,131	993,230
Ser. 01-W3, Class A, 7s, 2041	606,049	621,394
Ser. 04-W1, Class 2A2, 7s, 2033	8,228,599	8,471,119
IFB Ser. 05-74, Class CP, 6.566s, 2035	1,806,073	1,763,561
IFB Ser. 05-76, Class SA, 6.566s, 2034	2,556,035	2,469,692
IFB Ser. 06-8, Class PK, 6.562s, 2036	3,077,250	2,885,813
IFB Ser. 05-57, Class CD, 6.527s, 2035	1,618,648	1,582,028
IFB Ser. 02-97, Class TW, IO, 6 1/2s, 2031	1,351,887	249,385
IFB Ser. 05-74, Class SK, 6.492s, 2035	3,328,876	3,241,785
IFB Ser. 06-27, Class SP, 6.382s, 2036	2,143,000	2,081,267
IFB Ser. 06-11, Class PS, 6.382s, 2036	3,013,251	2,859,293
IFB Ser. 06-8, Class HP, 6.382s, 2036	2,760,004	2,645,067
IFB Ser. 06-8, Class WK, 6.382s, 2036	4,149,189	3,954,397
IFB Ser. 05-106, Class US, 6.382s, 2035	4,366,708	4,252,049
IFB Ser. 05-99, Class SA, 6.382s, 2035	2,139,825	2,070,223
IFB Ser. 05-74, Class CS, 6.382s, 2035	2,059,719	1,998,750
IFB Ser. 05-45, Class DA, 6.236s, 2035	3,376,131	3,239,165
IFB Ser. 05-74, Class DM, 6.199s, 2035	4,104,925	3,928,473
IFB Ser. 04-79, Class SA, 6.189s, 2032	4,456,031	4,181,422
IFB Ser. 05-45, Class DC, 6.126s, 2035	2,633,345	2,515,618
IFB Ser. 05-114, Class SP, 5.942s, 2036	1,207,536	1,123,008
IFB Ser. 05-57, Class DC, 5.657s, 2034	2,931,523	2,845,649
Ser. 350, Class 2, IO, 5 1/2s, 2034	14,323,096	3,670,491
Ser. 329, Class 2, IO, 5 1/2s, 2033	15,792,058	4,051,991
IFB Ser. 05-45, Class PC, 5.372s, 2034	1,583,295	1,526,614
IFB Ser. 05-95, Class CP, 5.157s, 2035	344,426	327,662
IFB Ser. 05-95, Class OP, 5.037s, 2035	1,046,000	902,801
Ser. 06-42, Class PS, 5s, 2036	2,139,000	2,084,780
Ser. 06-45, Class SM, IO, 5s, 2036	6,540,000	308,623
Ser. 06-42, Class IB, IO, 5s, 2036	5,394,000	219,201
IFB Ser. 05-73, Class SA, 4.656s, 2035	1,790,783	1,654,096
IFB Ser. 05-83, Class QP, 4 1/2s, 2034	680,989	605,033
IFB Ser. 05-93, Class AS, 4.477s, 2034	923,752	808,897
IFB Ser. 97-44, Class SN, IO, 3.31s, 2023	1,462,326	121,227
IFB Ser. 05-56, Class TP, 3.272s, 2033	769,259	663,585
IFB Ser. 02-89, Class S, IO, 3.241s, 2033	3,915,011	346,234
IFB Ser. 02-36, Class QH, IO, 3.091s, 2029	841,636	14,484
IFB Ser. 03-66, Class SA, IO, 2.691s, 2033	4,249,664	312,750
IFB Ser. 03-48, Class S, IO, 2.591s, 2033	1,843,604	133,661
IFB Ser. 02-92, Class SB, IO, 2.391s, 2030	1,421,168	86,910
IFB Ser. 05-113, Class DI, IO, 2.271s, 2036	33,448,557	1,982,594
IFB Ser. 05-52, Class DC, IO, 2.241s, 2035	2,923,224	230,204
Ser. 03-W12, Class 2, IO, 2.229s, 2043	11,000,349	540,377
IFB Ser. 04-24, Class CS, IO, 2.191s, 2034	5,336,191	368,531
IFB Ser. 03-122, Class SA, IO, 2.141s, 2028	7,518,840	355,456
IFB Ser. 03-122, Class SJ, IO, 2.141s, 2028	8,003,644	383,986
IFB Ser. 04-65, Class ST, IO, 2.091s, 2034	5,861,153	307,711
IFB Ser. 04-51, Class S0, IO, 2.091s, 2034	1,058,643	51,940
IFB Ser. 04-60, Class SW, IO, 2.091s, 2034	10,033,254	675,679
IFB Ser. 05-65, Class KI, IO, 2.041s, 2035	21,978,618	1,219,000
Ser. 03-W10, Class 1, IO, 1.961s, 2043	34,429,896	1,558,281
Ser. 03-W10, Class 3, IO, 1.929s, 2043	8,713,932	405,763
IFB Ser. 05-42, Class SA, IO, 1.841s, 2035	8,446,314	436,366
IFB Ser. 05-73, Class SI, IO, 1.791s, 2035	2,064,437	98,545
IFB Ser. 05-17, Class ES, IO, 1.791s, 2035	4,171,405	258,538
IFB Ser. 05-17, Class SY, IO, 1.791s, 2035	1,931,507	120,770
IFB Ser. 05-62, Class FS, IO, 1.791s, 2034	5,277,294	279,726
IFB Ser. 05-82, Class SW, IO, 1.771s, 2035	7,863,569	344,338
IFB Ser. 05-82, Class SY, IO, 1.771s, 2035	10,006,145	438,160
IFB Ser. 05-45, Class EW, IO, 1.761s, 2035	17,204,984	820,485
IFB Ser. 05-45, Class SR, IO, 1.761s, 2035	13,698,871	651,814
IFB Ser. 05-47, Class SW, IO, 1.761s, 2035	11,164,194	478,839
IFB Ser. 05-105, Class S, IO, 1.741s, 2035	3,067,866	160,104
IFB Ser. 05-95, Class CI, IO, 1.741s, 2035	4,575,652	255,015
IFB Ser. 05-84, Class SG, IO, 1.741s, 2035	8,010,437	478,031
IFB Ser. 05-87, Class SG, IO, 1.741s, 2035	10,196,039	487,498
IFB Ser. 05-89, Class S, IO, 1.741s, 2035	14,383,677	622,544
IFB Ser. 05-69, Class AS, IO, 1.741s, 2035	2,098,831	112,812
IFB Ser. 05-54, Class SA, IO, 1.741s, 2035	9,614,844	414,640
IFB Ser. 05-23, Class SG, IO, 1.741s, 2035	6,401,331	364,076
IFB Ser. 05-29, Class SX, IO, 1.741s, 2035	7,685,534	434,523
IFB Ser. 05-57, Class CI, IO, 1.741s, 2035	5,650,440	301,412
IFB Ser. 05-104, Class NI, IO, 1.741s, 2035	1,356,824	86,694
IFB Ser. 05-17, Class SA, IO, 1.741s, 2035	5,833,223	350,821
IFB Ser. 05-17, Class SE, IO, 1.741s, 2035	6,242,339	370,661
IFB Ser. 05-57, Class DI, IO, 1.741s, 2035	13,655,206	686,707
IFB Ser. 04-92, Class S, IO, 1.741s, 2034	6,490,282	334,658
IFB Ser. 05-104, Class SI, IO, 1.741s, 2033	10,217,696	570,691
IFB Ser. 05-83, Class QI, IO, 1.731s, 2035	1,130,246	70,270
IFB Ser. 05-92, Class SC, IO, 1.721s, 2035	10,748,896	599,584
IFB Ser. 05-73, Class SD, IO, 1.721s, 2035	5,168,677	280,845

IFB Ser. 06-20, Class PI, IO, 1.721s, 2030	10,725,541	400,698
IFB Ser. 05-83, Class SL, IO, 1.711s, 2035	21,233,724	1,056,358
IFB Ser. 06-20, Class IG, IO, 1.691s, 2036	27,556,931	1,288,444
IFB Ser. 06-8, Class NS, IO, 1.671s, 2036	12,717,644	688,876
IFB Ser. 06-8, Class NY, IO, 1.641s, 2036	4,920,382	257,019
Ser. 03-W8, Class 12, IO, 1.637s, 2042	34,914,252	1,315,080
IFB Ser. 06-20, Class IB, IO, 1.631s, 2036	11,810,252	530,537
IFB Ser. 05-95, Class OI, IO, 1.631s, 2035	640,297	38,895
IFB Ser. 04-38, Class SI, IO, 1.611s, 2033	9,543,987	368,398
IFB Ser. 04-72, Class SB, IO, 1.541s, 2034	4,340,021	160,038
IFB Ser. 03-112, Class SA, IO, 1.541s, 2028	4,054,201	135,002
Ser. 03-W3, Class 2IO2, IO, 1.456s, 2042	864,533	1,536
Ser. 03-W6, Class 11, IO, 1.286s, 2035	5,313,778	3,188
IFB Ser. 05-67, Class BS, IO, 1.191s, 2035	5,475,035	212,158
Ser. 03-W17, Class 12, IO, 1.151s, 2033	10,604,267	310,996
IFB Ser. 05-74, Class SE, IO, 1.141s, 2035	18,619,220	533,541
IFB Ser. 05-82, Class SI, IO, 1.141s, 2035	17,435,038	501,938
IFB Ser. 05-87, Class SE, IO, 1.091s, 2035	40,838,830	1,314,500
IFB Ser. 05-58, Class IK, IO, 1.041s, 2035	4,380,412	171,794
IFB Ser. 04-54, Class SW, IO, 1.041s, 2033	2,465,896	64,422
Ser. 03-T2, Class 2, IO, 0.848s, 2042	51,577,860	930,645
Ser. 03-W6, Class 51, IO, 0.682s, 2042	14,728,212	162,010
Ser. 03-W3, Class 2IO1, IO, 0.682s, 2042	4,475,025	70,318
Ser. 01-T12, Class IO, 0.569s, 2041	31,291,742	359,272
Ser. 03-W2, Class 1, IO, 0.471s, 2042	28,274,569	268,005
Ser. 02-T4, IO, 0.45s, 2041	11,094,694	97,558
Ser. 03-W3, Class 1, IO, 0.439s, 2042	36,302,768	340,136
Ser. 02-T1, Class IO, IO, 0.426s, 2031	27,668,215	249,103
Ser. 03-W6, Class 3, IO, 0.365s, 2042	20,067,400	94,317
Ser. 03-W6, Class 23, IO, 0.35s, 2042	21,460,977	96,574
Ser. 01-79, Class BI, IO, 0.336s, 2045	5,730,842	39,690
Ser. 03-W4, Class 3A, IO, 0.308s, 2042	18,779,956	165,415
Ser. 03-W8, Class 11, IO, 0.03s, 2042	9,993,116	1,001
Ser. 03-W6, Class 21, IO, 0.004s, 2042	6,263,630	1
Ser. 05-113, Class DO, PO, zero %, 2036	5,140,774	3,969,648
Ser. 363, Class 1, PO, zero %, 2035	16,938,142	11,822,210
Ser. 361, Class 1, PO, zero %, 2035	10,009,870	7,552,706
Ser. 05-65, Class KO, PO, zero %, 2035	787,169	619,530
Ser. 04-38, Class AO, PO, zero %, 2034	4,996,823	3,544,621
Ser. 342, Class 1, PO, zero %, 2033	2,218,636	1,655,002
Ser. 02-82, Class TO, PO, zero %, 2032	1,402,745	1,050,963
Ser. 04-61, Class CO, PO, zero %, 2031	3,065,000	2,237,450
Ser. 05-38, PO, zero %, 2031	431,000	295,908
FRB Ser. 05-117, Class GF, zero %, 2036	980,578	973,224
FRB Ser. 05-65, Class ER, zero %, 2035	3,196,532	3,487,978
FRB Ser. 05-57, Class UL, zero %, 2035	3,357,607	3,622,951
FRB Ser. 05-36, Class QA, zero %, 2035	616,900	636,036
FRB Ser. 05-65, Class CU, zero %, 2034	456,218	662,577
FRB Ser. 05-81, Class DF, zero %, 2033	467,558	542,662
Federal Home Loan Mortgage Corp. Structured
Pass-Through Securities
Ser. T-42, Class A6, 9 1/2s, 2042	303,711	320,737
Ser. T-60, Class 1A3, 7 1/2s, 2044	5,776,747	6,020,253
Ser. T-59, Class 1A3, 7 1/2s, 2043	4,131,536	4,312,719
Ser. T-58, Class 4A, 7 1/2s, 2043	768,089	798,082
Ser. T-57, Class 1A3, 7 1/2s, 2043	4,324,923	4,493,420
Ser. T-51, Class 2A, 7 1/2s, 2042	844,263	875,254
Ser. T-42, Class A5, 7 1/2s, 2042	1,274,662	1,322,957
Ser. T-41, Class 3A, 7 1/2s, 2032	3,689,928	3,826,407
Ser. T-60, Class 1A2, 7s, 2044	5,629,219	5,794,087
Ser. T-41, Class 2A, 7s, 2032	146,423	150,102
Ser. T-56, Class A, IO, 0.641s, 2043	13,270,237	146,610
Ser. T-56, Class 3, IO, 0.353s, 2043	16,075,396	166,576
Ser. T-56, Class 1, IO, 0.279s, 2043	19,882,035	139,544
Ser. T-56, Class 2, IO, 0.038s, 2043	18,524,449	48,970
FFCA Secured Lending Corp. 144A Ser. 00-1, Class A2,
7.77s, 2027	7,018,281	7,415,641
First Union National Bank-Bank of America Commercial
Mortgage 144A Ser. 01-C1, Class 3, IO, 1.956s, 2033	31,936,713	2,074,267
First Union-Lehman Brothers Commercial Mortgage Trust
II
Ser. 97-C2, Class F, 7 1/2s, 2029	2,726,000	2,940,635
Ser. 97-C2, Class G, 7 1/2s, 2029	832,000	899,389
Ser. 97-C1, Class A3, 7.38s, 2029	2,237,234	2,253,130
First Union-Lehman Brothers-Bank of America 144A Ser.
98-C2, Class G, 7s, 2035	3,410,000	3,569,042
Freddie Mac
IFB Ser. 2990, Class LB, 4.419s, 2034	3,182,738	2,794,417
IFB Ser. 2963, Class SV, 8.995s, 2034	904,000	903,223
IFB Ser. 2763, Class SC, 8.995s, 2032	4,364,424	4,422,397
Ser. 3114, Class BL, IO, 7 1/2s, 2030	516,543	102,138
IFB Ser. 3081, Class DC, 7.104s, 2035	1,692,259	1,594,299
IFB Ser. 3114, Class GK, 6.795s, 2036	1,072,314	1,010,264
IFB Ser. 2976, Class LC, 6.449s, 2035	1,274,646	1,204,136
IFB Ser. 2976, Class KL, 6.412s, 2035	3,004,842	2,839,286
IFB Ser. 2990, Class DP, 6.302s, 2034	2,642,860	2,507,929
IFB Ser. 2979, Class AS, 6.302s, 2034	763,716	720,280
IFB Ser. 3072, Class SA, 6.155s, 2035	660,421	597,217
IFB Ser. 3072, Class SM, 5.825s, 2035	1,051,906	936,607
IFB Ser. 3072, Class SB, 5.679s, 2035	992,976	878,745
IFB Ser. 3065, Class DC, 5.156s, 2035	2,575,431	2,264,909

IFB Ser. 3050, Class SA, 4.622s, 2034	1,803,868	1,578,878
IFB Ser. 2990, Class WP, 4.383s, 2035	2,086,705	1,925,578
IFB Ser. 2927, Class SI, IO, 3.599s, 2035	4,922,551	532,007
Ser. 2437, Class SB, IO, 3.099s, 2032	3,238,276	263,110
IFB Ser. 2538, Class SH, IO, 2.649s, 2032	755,821	47,853
IFB Ser. 2828, Class GI, IO, 2.599s, 2034	5,424,571	487,167
IFB Ser. 2802, Class SM, IO, 2.449s, 2032	1,614,537	103,214
IFB Ser. 2869, Class SH, IO, 2.399s, 2034	2,837,654	161,975
IFB Ser. 2869, Class JS, IO, 2.349s, 2034	13,529,438	759,221
IFB Ser. 2882, Class SL, IO, 2.299s, 2034	2,837,053	195,148
IFB Ser. 2682, Class TQ, IO, 2.149s, 2033	2,278,238	118,896
IFB Ser. 2815, Class PT, IO, 2.149s, 2032	5,284,535	339,182
IFB Ser. 2828, Class TI, IO, 2.149s, 2030	2,535,956	149,780
IFB Ser. 3033, Class SF, IO, 1.899s, 2035	3,820,816	148,057
IFB Ser. 3028, Class ES, IO, 1.849s, 2035	12,924,525	829,373
IFB Ser. 2922, Class SE, IO, 1.849s, 2035	7,568,432	335,849
IFB Ser. 3045, Class DI, IO, 1.829s, 2035	25,691,127	1,160,481
IFB Ser. 2981, Class AS, IO, 1.819s, 2035	6,806,929	282,913
IFB Ser. 2981, Class BS, IO, 1.819s, 2035	3,450,135	148,787
IFB Ser. 3118, Class SD, IO, 1.799s, 2036	12,913,622	510,492
IFB Ser. 3054, Class CS, IO, 1.799s, 2035	2,869,409	133,158
IFB Ser. 3107, Class DC, IO, 1.799s, 2035	12,102,398	852,841
IFB Ser. 3129, Class SP, IO, 1.799s, 2035	4,949,757	231,248
IFB Ser. 3066, Class SI, IO, 1.799s, 2035	8,323,084	522,002
IFB Ser. 2924, Class SA, IO, 1.799s, 2035	10,786,808	448,327
IFB Ser. 2927, Class ES, IO, 1.799s, 2035	3,981,748	181,399
IFB Ser. 2950, Class SM, IO, 1.799s, 2016	5,498,466	268,050
IFB Ser. 3031, Class BI, IO, 1.789s, 2035	2,446,152	152,524
IFB Ser. 3067, Class SI, IO, 1.749s, 2035	9,640,131	634,948
IFB Ser. 2986, Class WS, IO, 1.749s, 2035	3,142,239	107,209
IFB Ser. 2962, Class BS, IO, 1.749s, 2035	16,162,182	810,255
IFB Ser. 3114, Class TS, IO, 1.749s, 2030	19,262,668	769,275
IFB Ser. 3114, Class BI, IO, 1.749s, 2030	7,604,663	284,369
IFB Ser. 2990, Class LI, IO, 1.729s, 2034	4,731,504	267,278
IFB Ser. 3065, Class DI, IO, 1.719s, 2035	1,875,708	108,892
IFB Ser. 3114, Class GI, IO, 1.699s, 2036	2,648,256	155,012
IFB Ser. 3081, Class DI, IO, 1.579s, 2035	2,310,494	123,321
IFB Ser. 2988, Class AS, IO, 1.299s, 2035	1,534,416	50,299
IFB Ser. 3016, Class SP, IO, 1.209s, 2035	2,475,283	74,645
IFB Ser. 3016, Class SQ, IO, 1.209s, 2035	5,643,417	175,476
IFB Ser. 2937, Class SY, IO, 1.199s, 2035	2,458,537	64,045
IFB Ser. 2957, Class SW, IO, 1.099s, 2035	13,520,518	384,490
IFB Ser. 2815, Class S, IO, 1.099s, 2032	5,781,345	161,147
Ser. 236, PO, zero %, 2036	9,659,814	7,122,346
Ser. 3045, Class DO, PO, zero %, 2035	2,026,554	1,505,034
Ser. 231, PO, zero %, 2035	100,840,623	71,366,158
Ser. 228, PO, zero %, 2035	27,046,449	19,988,348
FRB Ser. 3022, Class TC, zero %, 2035	514,814	617,777
FRB Ser. 3003, Class XF, zero %, 2035	2,923,328	3,322,537
FRB Ser. 2986, Class XT, zero %, 2035	306,385	340,088
FRB Ser. 2958, Class FL, zero %, 2035	1,292,627	1,239,009
FRB Ser. 3046, Class WF, zero %, 2035	741,534	737,704
FRB Ser. 3054, Class XF, zero %, 2034	303,766	336,421
GE Capital Commercial Mortgage Corp. Ser. 04-C2,
Class A4, 4.893s, 2040	6,296,000	5,947,151
GE Capital Commercial Mortgage Corp. 144A
Ser. 05-C2, Class XC, IO, 0.052s, 2043	88,641,201	738,488
Ser. 05-C3, Class XC, IO, 0.035s, 2045	232,914,000	1,201,836
General Growth Properties-Mall Properties Trust 144A
FRB Ser. 01-C1A, Class D3, 7.151s, 2014	1,565,918	1,567,386
GMAC Commercial Mortgage Securities, Inc.
Ser. 99-C3, Class F, 8.062s, 2036	592,000	635,855
Ser. 03-C2, Class A2, 5.457s, 2040	6,249,000	6,176,199
Ser. 04-C2, Class A4, 5.301s, 2038	10,233,000	9,958,551
Ser. 97-C1, Class X, IO, 1.552s, 2029	14,526,742	477,515
Ser. 05-C1, Class X1, IO, 0.109s, 2043	99,281,000	1,768,195
GMAC Commercial Mortgage Securities, Inc. 144A
Ser. 99-C3, Class G, 6.974s, 2036	1,614,303	1,561,543
Ser. 06-C1, Class XC, IO, 0.043s, 2045	128,655,734	854,274
Government National Mortgage Association
IFB Ser. 05-7, Class JM, 5.918s, 2034	3,392,975	3,259,723
IFB Ser. 05-66, Class SP, 4.467s, 2035	1,526,788	1,327,024
IFB Ser. 04-86, Class SW, IO, 1.828s, 2034	6,477,483	320,059
IFB Ser. 05-65, Class SI, IO, 1.428s, 2035	6,484,359	248,890
IFB Ser. 05-68, Class SI, IO, 1.378s, 2035	21,263,942	897,903
IFB Ser. 06-10, Class SM, IO, 1.328s, 2036	13,778,034	529,593
IFB Ser. 06-14, Class S, IO, 1.328s, 2036	5,878,753	211,268
IFB Ser. 05-51, Class SJ, IO, 1.278s, 2035	6,361,598	259,432
IFB Ser. 05-68, Class S, IO, 1.278s, 2035	12,568,498	485,166
IFB Ser. 05-28, Class SA, IO, 1.278s, 2035	16,136,778	557,797
Ser. 98-2, Class EA, PO, zero %, 2028	153,219	118,410
Greenwich Capital Commercial Funding Corp. Ser.
05-GG5, Class XC, IO, 0.041s, 2037	185,153,828	823,514
Greenwich Capital Commercial Funding Corp. 144A Ser.
05-GG3, Class XC, IO, 0.08s, 2042	127,369,898	2,057,024
GS Mortgage Securities Corp. II
Ser. 04-GG2, Class A6, 5.396s, 2038	3,745,000	3,668,247
Ser. 05-GG4, Class A4B, 4.732s, 2039	835,000	772,945
GS Mortgage Securities Corp. II 144A
FRB Ser. 03-FL6A, Class L, 8.151s, 2015	565,000	568,178
Ser. 98-C1, Class F, 6s, 2030	1,286,000	1,278,721

Ser. 03-C1, Class X1, IO, 0.297s, 2040	29,349,558	541,353
Ser. 05-GG4, Class XC, IO, 0.112s, 2039	108,445,369	2,064,096
Ser. 04-C1, Class X1, IO, 0.088s, 2028	36,525,469	296,769
Ser. 06-GG6, Class XC, IO, 0.04s, 2038	53,035,967	182,311
JP Morgan Commercial Mortgage Finance Corp. Ser.
97-C5, Class F, 7.561s, 2029	911,000	979,849
JPMorgan Chase Commercial Mortgage Securities Corp.
Ser. 06-CB14, Class AM, 5.63s, 2044	5,502,000	5,404,855
Ser. 06-CB14, Class A4, 5.481s, 2044	8,500,000	8,327,365
Ser. 05-CB11, Class A4, 5.335s, 2037	6,441,000	6,505,410
Ser. 05-LDP2, Class AM, 4.78s, 2042	1,990,000	1,850,690
JPMorgan Chase Commercial Mortgage Securities Corp.
144A
Ser. 04-FL1A, Class X1A, IO, 0.964s, 2019	6,619,078	21,866
Ser. 03-ML1A, Class X1, IO, 0.413s, 2039	49,771,862	1,839,226
Ser. 05-LDP1, Class X1, IO, 0.061s, 2046	37,931,503	349,681
Ser. 05-CB12, Class X1, IO, 0.06s, 2037	56,017,857	595,190
Ser. 05-LDP2, Class X1, IO, 0.051s, 2042	169,857,404	2,654,022
Ser. 05-LDP4, Class X1, IO, 0.047s, 2042	111,799,231	1,030,649
Ser. 06-LDP6, Class X1, IO, 0.041s, 2043	68,823,929	397,888
Ser. 05-LDP3, Class X1, IO, 0.04s, 2042	82,787,475	620,906
Ser. 05-LDP5, Class X1, IO, 0.037s, 2044	347,561,335	1,629,194
LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class F, 6.41s, 2031	715,303	717,284
Ser. 99-C1, Class G, 6.41s, 2031	765,731	703,098
Ser. 98-C4, Class G, 5.6s, 2035	634,000	616,740
Ser. 98-C4, Class H, 5.6s, 2035	1,074,000	1,006,707
LB-UBS Commercial Mortgage Trust
Ser. 05-C7, Class AM, 5.263s, 2040	1,044,000	1,003,460
Ser. 04-C7, Class A6, 4.786s, 2029	1,733,000	1,625,241
LB-UBS Commercial Mortgage Trust 144A
Ser. 05-C3, Class XCL, IO, 0.127s, 2040	68,007,188	1,462,252
Ser. 05-C2, Class XCL, IO, 0.107s, 2040	135,083,243	1,439,766
Ser. 05-C5, Class XCL, IO, 0.092s, 2020	70,374,555	998,192
Ser. 05-C7, Class XCL, IO, 0.083s, 2040	84,427,234	781,691
Ser. 06-C1, Class XCL, IO, 0.072s, 2041	67,215,971	724,200
Lehman Brothers Floating Rate Commercial Mortgage
Trust 144A
FRB Ser. 03-LLFA, Class L, 8.651s, 2014	1,704,000	1,702,790
FRB Ser. 04-LLFA, Class H, 5.851s, 2017	733,000	735,785
FRB Ser. 05-LLFA, 5.701s, 2018	423,000	423,000
Merrill Lynch Mortgage Investors, Inc. Ser. 98-C3,
Class E, 7.138s, 2030	644,000	678,339
Merrill Lynch Mortgage Trust Ser. 05-MCP1, Class XC,
IO, 0.052s, 2043	71,978,216	947,526
Merrill Lynch Mortgage Trust 144A Ser. 05-LC1,
Class X, IO, 0.238s, 2044	37,952,435	379,524
Merrill Lynch/Countrywide Commercial Mortgage Trust
144A Ser. 06-1, Class X, IO, 0.14s, 2039	30,420,000	184,184
Mezz Cap Commercial Mortgage Trust 144A
Ser. 04-C1, Class X, IO, 8.051s, 2037	3,203,889	1,209,468
Ser. 04-C2, Class X, IO, 6.405s, 2040	2,522,174	865,421
Ser. 05-C3, Class X, IO, 4.362s, 2044	2,890,265	947,465
Morgan Stanley Capital 144A
Ser. 05-RR6, Class X, IO, 1.719s, 2043	10,669,000	732,960
Ser. 05-HQ6, Class X1, IO, 0.05s, 2042	77,086,170	764,849
Morgan Stanley Capital I
Ser. 05-HQ6, Class A4A, 4.989s, 2042	3,963,000	3,754,591
Ser. 04-HQ4, Class A7, 4.97s, 2040	2,047,000	1,938,243
Morgan Stanley Capital I 144A
Ser. 98-HF1, Class F, 7.18s, 2030	482,000	493,584
Ser. 04-RR, Class F5, 6s, 2039	1,000,000	817,622
Ser. 04-RR, Class F6, 6s, 2039	1,700,000	1,335,895
Ser. 05-HQ5, Class X1, IO, 0.088s, 2042	52,551,301	424,930
Morgan Stanley Dean Witter Capital I Ser. 00-LIF2,
Class A1, 6.96s, 2033	333,969	338,520
Mortgage Capital Funding, Inc. FRB Ser. 98-MC2,
Class E, 7 1/4s, 2030	1,020,000	1,047,781
Permanent Financing PLC FRB Ser. 8, Class 2C, 4.489s,
2042 (United Kingdom)	2,054,000	2,053,349
PNC Mortgage Acceptance Corp. 144A
Ser. 99-CM1, Class B3, 7.1s, 2032	3,870,000	3,996,510
Ser. 00-C1, Class J, 6 5/8s, 2010	456,000	423,246
Ser. 00-C2, Class J, 6.22s, 2033	998,000	1,004,567
Pure Mortgages 144A
FRB Ser. 04-1A, Class F, 8.31s, 2034 (Ireland)	2,645,000	2,660,077
Ser. 04-1A, Class E, 6.06s, 2034 (Ireland)	1,041,000	1,041,260
QFA Royalties, LLC 144A Ser. 05-1, 7.3s, 2025	1,784,061	1,748,777
Salomon Brothers Mortgage Securities VII 144A Ser.
03-CDCA, Class X3CD, IO, 1.43s, 2015	3,824,595	24,699
SBA CMBS Trust 144A Ser. 05-1A, Class D, 6.219s, 2035	600,000	592,411
STRIPS 144A
Ser. 03-1A, Class L, 5s, 2018 (Cayman Islands)	757,000	651,497
Ser. 03-1A, Class M, 5s, 2018 (Cayman Islands)	513,000	422,081
Ser. 04-1A, Class L, 5s, 2018 (Cayman Islands)	337,000	288,607
Wachovia Bank Commercial Mortgage Trust
Ser. 06-C23, Class A4, 5.418s, 2045	24,362,000	23,729,075
Ser. 05-C17, Class A4, 5.083s, 2042	7,065,000	6,741,140
Ser. 04-C15, Class A4, 4.803s, 2041	3,055,000	2,857,963
Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 05-WL5A, Class L, 8.201s, 2018	771,000	768,764

Ser. 03-C3, Class IOI, IO, 0.401s, 2035	18,052,172	610,920
Ser. 06-C23, Class XC, IO, 0.052s, 2045	91,097,351	554,783
Washington Mutual Asset Securities Corp. 144A Ser.
05-C1A, Class G, 5.72s, 2036	222,000	208,810
Washington Mutual Multi-Fam., Mtge. 144A Ser. 01-1,
Class B5, 7.209s, 2031 (Cayman Islands)	1,305,000	1,345,415

		$730,149,360
Total collateralized mortgage obligations (cost $766,278,030)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (13.9%)(a)

	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (--%)
Government National Mortgage Association Pass-Through
Certificates
7s, with due dates from August 15, 2029 to
October 15, 2031	$324,104	$338,258
		338,258

U.S. Government Agency Mortgage Obligations (13.9%)
Federal Home Loan Mortgage Corporation
8 3/4s, with due dates from May 1, 2009 to June 1, 2009	171,543	176,039
Federal Home Loan Mortgage Corporation Pass-Through
Certificates
6s, with due dates from October 1, 2031 to
March 1, 2035	61,250	61,172
5 1/2s, with due dates from June 1, 2035 to
June 1, 2035	2,684,465	2,612,049
5 1/2s, July 1, 2016	521,078	517,475
Federal National Mortgage Association Pass-Through
Certificates
11s, with due dates from October 1, 2015 to
March 1, 2016	9,544	10,347
9s, with due dates from January 1, 2027 to July 1, 2032	269,134	290,795
8 3/4s, July 1, 2009	4,388	4,518
8s, with due dates from August 1, 2026 to July 1, 2033	1,212,233	1,252,253
7 1/2s, with due dates from October 1, 2025 to
July 1, 2033	911,576	947,673
7s, with due dates from February 1, 2033 to
January 1, 2036	7,403,459	7,616,250
7s, with due dates from November 1, 2007 to
February 1, 2017	1,349,503	1,371,448
6 1/2s, with due dates from February 1, 2033 to
December 1, 2034	6,719,265	6,842,267
6 1/2s, with due dates from July 1, 2010 to May 1, 2011	293,797	300,362
6s, with due dates from May 1, 2035 to February 1, 2036	207,216	206,553
6s, with due dates from December 1, 2013 to May 1, 2017	210,764	213,541
6s, TBA, May 1, 2036	2,913,000	2,899,801
5 1/2s, with due dates from December 1, 2035 to
February 1, 2036	158,794	154,298
5 1/2s, with due dates from April 1, 2009 to
January 1, 2021	15,226,575	15,115,035
5 1/2s, TBA, May 1, 2036	402,750,000	391,108,028
5s, with due dates from July 1, 2035 to August 1, 2035	115,271	109,079
5s, with due dates from April 1, 2020 to June 1, 2020	396,311	386,186
5s, TBA, May 1, 2036	168,900,000	159,755,653
4 1/2s, with due dates from April 1, 2020 to
April 1, 2021	47,201,826	44,930,237
4 1/2s, TBA, May 1, 2036	27,650,000	25,314,872
4s, with due dates from May 1, 2019 to August 1, 2020	924,237	861,880
		663,057,811

		$663,396,069
Total U.S. government and agency mortgage obligations (cost $669,556,202)

U.S. TREASURY OBLIGATIONS (1.4%)(a)

	Principal amount	Value

U.S. Treasury Notes
4 1/4s, November 15, 2013	$1,450,000	$1,380,445
3 7/8s, May 15, 2010	62,500,000	60,161,131
3 1/4s, August 15, 2008	3,005,000	2,900,294

		$64,441,870
Total U.S. treasury obligations (cost $65,453,603)

ASSET-BACKED SECURITIES (7.0%)(a)

	Principal amount	Value

Aames Mortgage Investment Trust FRB Ser. 04-1,
Class 2A1, 5.299s, 2034	$1,046,212	$1,047,247
ABSC NIMS Trust 144A Ser. 05-HE2, Class A1, 4 1/2s,
2035 (Cayman Islands)	1,172,377	1,149,251
Advanta Business Card Master Trust FRB Ser. 04-C1,
Class C, 5.973s, 2013	210,000	212,806
Advanta Mortgage Loan Trust Ser. 00-1, Class A4,
8.61s, 2028	183,462	183,233

Aegis Asset Backed Securities Trust 144A
Ser. 04-2N, Class N1, 4 1/2s, 2034	8,232	8,205
Ser. 04-5N, Class Note, 5s, 2034	167,290	166,192
Ser. 04-6N, Class Note, 4 3/4s, 2035	255,462	253,466
AFC Home Equity Loan Trust Ser. 99-2, Class 1A,
5.369s, 2029	3,364,373	3,378,775
American Express Credit Account Master Trust 144A Ser.
04-C, Class C, 5.401s, 2012	6,266,497	6,267,475
American Home Mortgage Investment Trust
FRB Ser. 04-3, Class 2A, 3.59s, 2034	1,858,929	1,825,726
FRB Ser. 04-3, Class 3A, 3.71s, 2034	1,698,282	1,670,280
Americredit Automobile Receivables Trust 144A Ser.
05-1, Class E, 5.82s, 2012	1,212,190	1,208,335
Ameriquest Finance NIM Trust 144A
Ser. 04-IAN, Class 1A, 5.437s, 2034 (Cayman Islands)	4,745	4,735
Ser. 04-RN9, Class N1, 4.8s, 2034 (Cayman Islands)	119,599	119,599
Ameriquest Mortgage Securities, Inc. FRB Ser. 06-R1,
Class M10, 7.459s, 2036	902,000	756,608
Arcap REIT, Inc. 144A
Ser. 03-1A, Class E, 7.11s, 2038	1,283,000	1,282,126
Ser. 04-1A, Class E, 6.42s, 2039	1,112,000	1,079,915
Argent NIM Trust 144A Ser. 04-WN9, Class A, 5.19s,
2034 (Cayman Islands)	28,685	28,505
Asset Backed Funding Corp. NIM Trust 144A
Ser. 04-0PT5, Class N1, 4.45s, 2034 (Cayman Islands)	37,596	37,498
FRB Ser. 05-OPT1, Class B1, 7.459s, 2035	407,000	301,577
Asset Backed Securities Corp. Home Equity Loan Trust
FRB Ser. 04-HE9, Class A2, 5.329s, 2034	514,363	515,133
FRB Ser. 05-HE1, Class A3, 5.249s, 2035	724,125	724,863
Asset Backed Securities Corp. Home Equity Loan Trust
144A FRB Ser. 06-HE2, Class M11, 7.309s, 2036	242,000	197,131
Aviation Capital Group Trust 144A FRB Ser. 03-2A,
Class G1, 5.623s, 2033	960,084	961,509
Banc of America Mortgage Securities
Ser. 04-D, Class 2A, IO, 0.542s, 2034	15,165,813	47,393
Ser. 05-E, Class 2, IO, 0.306s, 2035	34,569,000	226,859
Bank One Issuance Trust FRB Ser. 03-C4, Class C4,
5.931s, 2011	210,000	213,962
Bay View Auto Trust Ser. 05-LJ2, Class D, 5.27s, 2014	420,000	411,867
Bayview Financial Acquisition Trust
Ser. 04-B, Class A1, 5 1/2s, 2039	4,211,489	4,211,476
Ser. 04-D, Class A, IO, 3.938s, 2007	13,423,706	413,291
Ser. 05-B, Class A, IO, 3.382s, 2039	11,133,411	374,327
FRB Ser. 03-F, Class A, 5 1/2s, 2043	2,082,166	2,085,743
FRB Ser. 03-G, Class A1, 5.6s, 2039	4,813,000	4,818,423
FRB Ser. 04-D, Class A, 5.39s, 2044	2,686,101	2,688,342
Bayview Financial Acquisition Trust 144A FRN Ser.
04-B, Class M2, 6.9s, 2039	200,000	202,493
Bayview Financial Asset Trust 144A
FRB Ser. 03-SSRA, Class A, 5.659s, 2038	1,037,872	1,043,995
FRB Ser. 03-SSRA, Class M, 6.309s, 2038	1,230,539	1,243,952
FRB Ser. 04-SSRA, Class A1, 5.559s, 2039	1,358,518	1,361,643
Bear Stearns Adjustable Rate Mortgage Trust Ser. 04-1,
Class 11A1, 3.617s, 2034	4,248,917	4,201,013
Bear Stearns Alternate Trust
Ser. 04-12, Class 2A2, 4.986s, 2035	2,025,657	2,011,095
Ser. 04-9, Class 1A1, 4.949s, 2034	770,963	766,520
Ser. 05-2, Class 2A2A, 4.826s, 2035	1,228,676	1,218,436
Ser. 05-5, Class 21A1, 4.683s, 2035	4,263,005	4,211,031
Bear Stearns Asset Backed Securities NIM Trust 144A
Ser. 04-FR1, Class A1, 5s, 2034 (Cayman Islands)	57,127	57,011
Ser. 04-HE10, Class A1, 4 1/4s, 2034 (Cayman Islands)	118,159	117,347
Ser. 04-HE10, Class A2, 5s, 2034 (Cayman Islands)	245,000	242,856
Ser. 04-HE6, Class A1, 5 1/4s, 2034 (Cayman Islands)	51,592	51,520
Ser. 04-HE7N, Class A1, 5 1/4s, 2034	56,952	56,872
Ser. 04-HE8N, Class A1, 5s, 2034	39,187	39,101
Bear Stearns Asset Backed Securities, Inc.
FRB Ser. 03-1, Class A1, 5.459s, 2042	535,490	535,488
FRB Ser. 03-3, Class A2, 5.549s, 2043	2,229,000	2,234,224
FRB Ser. 05-3, Class A1, 5.409s, 2035	1,311,494	1,311,494
FRB Ser. 06-EC1, Class M9, 6.959s, 2035	698,000	566,253
FRB Ser. 06-PC1, Class M9, 6.709s, 2035	414,000	333,529
Broadhollow Funding, LLC 144A FRB Ser. 04-A,
Class Sub, 6.57s, 2009	1,610,000	1,628,676
Capital Auto Receivables Asset Trust 144A
Ser. 05-1, Class D, 6 1/2s, 2011	1,442,000	1,414,287
Ser. 06-1, Class D, 7.39s, 2013	500,000	497,891
Capital One Multi-Asset Execution Trust FRB Ser.
02-C1, Class C1, 7.651s, 2010	570,000	588,080
CARMAX Auto Owner Trust Ser. 04-2, Class D, 3.67s, 2011	317,976	311,554
CARSSX Finance, Ltd. 144A
FRB Ser. 04-AA, Class B3, 8.251s, 2011 (Cayman Islands)	90,645	92,940
FRB Ser. 04-AA, Class B4, 10.401s, 2011 (Cayman
Islands)	694,723	729,344
CDO Repackaging Trust Series 144A FRB Ser. 03-2,
Class A, 9.04s, 2008	3,105,000	3,322,350
Centex Home Equity Ser. 04-C, Class A, IO, 3 1/2s, 2006	5,742,000	15,631
Chase Credit Card Master Trust FRB Ser. 03-3, Class C,
5.981s, 2010	1,730,000	1,762,013
Chase Funding Net Interest Margin 144A Ser. 04-OPT1,
Class Note, 4.458s, 2034	311,233	311,038

CHEC NIM Ltd., 144A
Ser. 04-2, Class N1, 4.45s, 2034 (Cayman Islands)	9,504	9,489
Ser. 04-2, Class N2, 8s, 2034 (Cayman Islands)	421,000	417,223
Ser. 04-2, Class N3, 8s, 2034 (Cayman Islands)	169,000	153,906
Citibank Credit Card Issuance Trust FRB Ser. 01-C1,
Class C1, 6.148s, 2010	1,060,000	1,074,948
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 06-WMC1,
Class M10, 8.459s, 2035	201,000	178,482
Conseco Finance Securitizations Corp.
Ser. 00-4, Class A6, 8.31s, 2032	8,597,000	7,165,390
Ser. 00-5, Class A4, 7.47s, 2032	837,262	839,042
Ser. 00-5, Class A6, 7.96s, 2032	3,727,000	3,062,181
Ser. 01-1, Class A4, 6.21s, 2032	2,582,520	2,587,891
Ser. 01-1, Class A5, 6.99s, 2032	2,692,000	2,428,184
Ser. 01-3, Class A4, 6.91s, 2033	8,065,000	7,574,721
Ser. 01-4, Class A4, 7.36s, 2033	6,025,000	5,824,578
Ser. 01-4, Class B1, 9.4s, 2033	349,805	28,859
Ser. 02-1, Class A, 6.681s, 2033	8,595,179	8,653,926
Ser. 02-1, Class M2, 9.546s, 2033	2,974,000	1,635,700
Ser. 02-2, Class A, IO, 8 1/2s, 2033	7,389,431	1,703,641
Consumer Credit Reference IDX Securities 144A FRB Ser.
02-1A, Class A, 6.935s, 2007	3,061,000	3,106,915
Countrywide Alternative Loan Trust
Ser. 04-15, Class 1A1, 4.934s, 2034	722,529	716,884
Ser. 05-24, Class 1AX, IO, 1.233s, 2035	25,348,063	665,387
Ser. 05-24, Class IIAX, IO, 1.201s, 2035	21,410,697	802,901
Countrywide Asset Backed Certificates 144A
Ser. 04-11N, Class N, 5 1/4s, 2036	58,048	57,870
Ser. 04-14N, 5s, 2036	266,231	264,253
Ser. 04-6N, Class N1, 6 1/4s, 2035	626,293	622,058
Ser. 04-BC1N, Class Note, 5 1/2s, 2035	120,811	117,934
Countrywide Home Loans
Ser. 05-2, Class 2X, IO, 1.428s, 2035	22,917,460	512,063
Ser. 05-9, Class 1X, IO, 1 1/4s, 2035	22,151,676	533,855
Ser. 06-0A5, Class X, IO, 1.464s, 2046	13,710,344	685,517
Countrywide Home Loans 144A Ser. 05-R2, Class 2A3, 8s,
2035	1,569,832	1,643,909
Countrywide Partnership Trust 144A Ser. 04-EC1N,
Class N, 5s, 2035	43,933	43,764
Crest, Ltd. 144A Ser. 03-2A, Class D2, 6.723s, 2038
(Cayman Islands)	1,617,000	1,589,349
CS First Boston Mortgage Securities Corp. 144A Ser.
04-FR1N, Class A, 5s, 2034	744,173	736,731
Fieldstone Mortgage Investment Corp. FRB Ser. 05-1,
Class M3, 5.499s, 2035	700,000	701,490
Finance America NIM Trust 144A Ser. 04-1, Class A, 5
1/4s, 2034	135,040	50,815
First Chicago Lennar Trust 144A Ser. 97-CHL1, Class D,
7.577s, 2039	2,953,280	2,945,897
First Franklin Mortgage Loan NIM Trust 144A
Ser. 04-FF10, Class N1, 4.45s, 2034 (Cayman Islands)	45,052	44,940
Ser. 04-FF7A, Class A, 5s, 2034 (Cayman Islands)	55,409	55,244
First Horizon Mortgage Pass-Through Trust Ser. 05-AR2,
Class 1A1, 4.832s, 2035	2,889,225	2,854,745
First Plus Home Loan Trust Ser. 97-3, Class B1, 7.79s,
2023	617,803	618,189
Ford Credit Auto Owner Trust Ser. 04-A, Class C,
4.19s, 2009	650,000	630,094
Fort Point CDO, Ltd. FRB Ser. 03-2A, Class A2, 5.873s,
2038 (Cayman Islands)	616,000	621,729
Foxe Basin, Ltd. 144A FRB Ser. 03-1A, Class A1, 5.41s,
2015 (Cayman Islands)	2,000,000	2,004,000
Fremont NIM Trust 144A
Ser. 04-3, Class A, 4 1/2s, 2034	260,801	258,866
Ser. 04-3, Class B, 7 1/2s, 2034	218,783	188,153
Ser. 04-D, Class N1, 4 1/2s, 2034 (Cayman Islands)	140,170	139,636
Ser. 04-D, Class N2, 7 1/2s, 2034 (Cayman Islands)	53,932	53,499
G-Force CDO, Ltd. 144A Ser. 03-1A, Class E, 6.58s,
2038 (Cayman Islands)	939,000	934,433
G-Star, Ltd. 144A FRB Ser. 02-2A, Class BFL, 6.959s,
2037 (Cayman Islands)	308,000	320,160
GE Capital Credit Card Master Note Trust FRB Ser.
04-2, Class C, 5.381s, 2010	1,903,750	1,906,038
GE Corporate Aircraft Financing, LLC 144A
Ser. 04-1A, Class B, 5.809s, 2018	234,816	234,675
FRB Ser. 05-1A, Class C, 6.259s, 2019	1,680,000	1,679,983
Gears Auto Owner Trust Ser. 05-AA, Class E1, 8.22s,
2012	1,962,000	1,936,125
GEBL 144A
Ser. 04-2, Class C, 5.751s, 2032	276,863	276,863
Ser. 04-2, Class D, 7.651s, 2032	738,902	724,899
GMAC Mortgage Corp. Loan Trust Ser. 04-HE5, Class A,
IO, 6s, 2007	6,209,700	263,912
Goldentree Loan Opportunities II, Ltd. 144A FRB Ser.
2A, Class 4, 7.93s, 2015 (Cayman Islands)	470,000	473,055
Granite Mortgages PLC
FRB Ser. 01-1, Class 1C, 6.48s, 2041 (United Kingdom)	2,200,000	2,222,688
FRB Ser. 02-1, Class 1C, 6.38s, 2042 (United Kingdom)	1,300,000	1,307,617
FRB Ser. 02-2, Class 1C, 6.33s, 2043 (United Kingdom)	650,000	656,207
FRB Ser. 04-1, Class 1C, 5.83s, 2044 (United Kingdom)	1,619,000	1,620,012
Green Tree Financial Corp.

Ser. 95-8, Class B1, 7.3s, 2026	362,579	279,631
Ser. 97-4, Class A7, 7.36s, 2029	718,741	720,287
Ser. 97-7, Class A8, 6.86s, 2029	537,181	540,485
Ser. 99-3, Class A5, 6.16s, 2031	144,357	145,259
Ser. 99-3, Class A6, 6 1/2s, 2031	1,137,000	1,131,934
Ser. 99-5, Class A5, 7.86s, 2030	16,750,000	14,542,268
Greenpoint Manufactured Housing Ser. 00-3, Class IA,
8.45s, 2031	3,866,518	3,541,974
Greenpoint Mortgage Funding Trust Ser. 05-AR1,
Class X1, IO, 1.985s, 2045	15,522,431	424,442
GS Auto Loan Trust 144A Ser. 04-1, Class D, 5s, 2011	1,304,155	1,294,883
GSAMP Trust 144A
Ser. 04-NIM1, Class N1, 5 1/2s, 2034	142,647	142,618
Ser. 04-NIM1, Class N2, zero %, 2034	1,553,000	1,143,785
Ser. 04-NIM2, Class N, 4 7/8s, 2034	714,054	710,984
Ser. 05-NC1, Class N, 5s, 2035	324,779	324,065
GSMPS Mortgage Loan Trust
Ser. 05-RP3, Class 1A2, 7 1/2s, 2035	1,116,574	1,161,259
Ser. 05-RP3, Class 1A3, 8s, 2035	1,179,481	1,240,024
Ser. 05-RP3, Class 1A4, 8 1/2s, 2035	407,115	432,217
GSMPS Mortgage Loan Trust 144A
Ser. 04-4, Class 1AS, IO, 1.279s, 2034	17,597,819	533,434
Ser. 05-RP1, Class 1A3, 8s, 2035	179,109	188,279
Ser. 05-RP2, Class 1A2, 7 1/2s, 2035	1,681,375	1,753,001
Ser. 05-RP2, Class 1A3, 8s, 2035	1,466,445	1,541,967
Guggenheim Structured Real Estate Funding, Ltd. 144A
FRB Ser. 05-1A, Class D, 6.489s, 2030 (Cayman Islands)	2,225,000	2,225,000
FRB Ser. 05-2A, Class D, 6.509s, 2030 (Cayman Islands)	1,141,000	1,141,342
HASCO NIM Trust 144A Ser. 05-OP1A, Class A, 6 1/4s,
2035	1,075,604	1,038,988
High Income Trust Securities 144A FRB Ser. 03-1A,
Class A, 5.215s, 2036 (Cayman Islands)	2,320,550	2,221,926
Holmes Financing PLC
FRB Ser. 4, Class 3C, 6.368s, 2040 (United Kingdom)	870,000	871,277
FRB Ser. 8, Class 2C, 5.788s, 2040 (United Kingdom)	746,000	747,716
Home Equity Asset Trust 144A
Ser. 04-3N, Class A, 5s, 2034	5,694	5,651
Ser. 04-4N, Class A, 5s, 2034	89,060	87,947
Hyundai Auto Receivables Trust Ser. 04-A, Class D,
4.1s, 2011	429,000	418,404
Lehman Manufactured Housing Ser. 98-1, Class 1, IO,
0.809s, 2028	22,858,858	445,108
LNR CDO, Ltd. 144A
FRB Ser. 02-1A, Class FFL, 7.7s, 2037 (Cayman Islands)	5,220,000	5,289,530
FRB Ser. 03-1A, Class EFL, 7.95s, 2036 (Cayman Islands)	2,585,000	2,787,147
Long Beach Asset Holdings Corp. NIM Trust 144A
Ser. 04-5, Class Note, 5s, 2034	31,175	31,122
Ser. 05-1, Class N1, 4.115s, 2035	514,149	511,578
Long Beach Mortgage Loan Trust
Ser. 04-3, Class S1, IO, 4 1/2s, 2006	14,155,377	371,579
Ser. 04-3, Class S2, IO, 4 1/2s, 2006	7,077,701	185,790
Long Beach Mortgage Loan Trust 144A FRB Ser. 06-WL3,
Class B1, 7.459s, 2036	953,000	765,612
Madison Avenue Manufactured Housing Contract
Ser. 02-A IO, 0.3s, 2032	167,352,289	1,778,118
FRB Ser. 02-A, Class B1, 8.209s, 2032	4,059,503	2,029,752
Marriott Vacation Club Owner Trust 144A
Ser. 04-2A, Class C, 4.741s, 2026	128,801	123,050
Ser. 04-2A, Class D, 5.389s, 2026	140,001	134,199
Ser. 05-2, Class D, 6.205s, 2027	158,572	156,937
FRB Ser. 02-1A, Class A1, 5.623s, 2024	1,474,672	1,487,584
MASTR Adjustable Rate Mortgages Trust
Ser. 04-03, Class 4AX, IO, 1.417s, 2034	3,297,085	74,184
Ser. 04-7, Class 2A1, 4.66s, 2034	869,701	857,372
Ser. 05-2, Class 7AX, IO, 0.168s, 2035	8,751,642	26,255
Ser. 06-OA1, Class X, IO, zero %, 2046	6,729,875	343,291
MASTR Asset Backed Securities NIM Trust 144A
Ser. 04-CI5, Class N2, 9s, 2034 (Cayman Islands)	312,923	314,738
Ser. 04-HE1A, Class Note, 5.191s, 2034 (Cayman Islands)	34,938	34,868
MASTR Reperforming Loan Trust 144A
Ser. 05-1, Class 1A4, 7 1/2s, 2034	2,369,590	2,454,747
Ser. 05-2, Class 1A3, 7 1/2s, 2035	990,952	1,026,564
MBNA Credit Card Master Note Trust FRB Ser. 03-C5,
Class C5, 6.081s, 2010	1,730,000	1,762,662
Merit Securities Corp. 144A FRB Ser. 11PA, Class 3A1,
5.62s, 2027	5,980,417	5,741,201
Merrill Lynch Mortgage Investors, Inc. Ser. 03-WM3N,
Class N1, 8s, 2034	7,609	7,516
Merrill Lynch Mortgage Investors, Inc. 144A
Ser. 04-FM1N, Class N1, 5s, 2035 (Cayman Islands)	23,750	23,513
Ser. 04-HE2N, Class N1, 5s, 2035 (Cayman Islands)	166,102	163,195
Ser. 04-OP1N, Class N1, 4 3/4s, 2035 (Cayman Islands)	40,426	40,073
Ser. 04-WM1N, Class N1, 4 1/2s, 2034	2,306	2,294
Ser. 04-WM2N, Class N1, 4 1/2s, 2034	32,816	32,560
Ser. 04-WM3N, Class N1, 4 1/2s, 2035	64,159	63,197
Ser. 05-WM1N, Class N1, 5s, 2035	394,212	389,285
Metris Master Trust FRB Ser. 04-2, Class C, 6.273s,
2010	1,050,000	1,055,614
Metris Master Trust 144A
FRB Ser. 01-2, Class C, 6.823s, 2009	1,670,000	1,671,979
FRB Ser. 04-2, Class D, 8.173s, 2010	668,000	674,680

Mid-State Trust
Ser. 10, Class B, 7.54s, 2036	796,768	680,701
Ser. 11, Class B, 8.221s, 2038	417,502	407,842
MMCA Automobile Trust Ser. 02-1, Class B, 5.37s, 2010	1,818,573	1,811,663
Morgan Stanley ABS Capital I FRB Ser. 04-WMC3,
Class A2PT, 5.249s, 2035	1,162,536	1,162,900
Morgan Stanley Auto Loan Trust Ser. 04-HB2, Class D,
3.82s, 2012	14,601	14,593
Morgan Stanley Auto Loan Trust 144A
Ser. 04-HB1, Class D, 5 1/2s, 2011	685,575	681,289
Ser. 04-HB2, Class E, 5s, 2012	513,000	503,026
Morgan Stanley Dean Witter Capital I
FRB Ser. 01-NC3, Class B1, 8.634s, 2031	248,180	248,180
FRB Ser. 01-NC4, Class B1, 7.459s, 2032	274,184	274,474
Morgan Stanley Mortgage Loan Trust Ser. 05-5AR,
Class 2A1, 5.42s, 2035	6,616,865	6,607,304
Navigator CDO, Ltd. 144A FRB Ser. 03-1A, Class A1,
5.239s, 2015 (Cayman Islands)	1,168,000	1,170,102
Navistar Financial Corp. Owner Trust
Ser. 04-B, Class C, 3.93s, 2012	316,056	306,001
Ser. 05-A, Class C, 4.84s, 2014	813,038	798,757
New Century Home Equity Loan Trust Ser. 03-5,
Class AI7, 5.15s, 2033	1,734,000	1,653,998
Newcastle CDO, Ltd. 144A FRB Ser. 3A, Class 4FL,
8.15s, 2038 (Cayman Islands)	624,000	626,652
Nomura Asset Acceptance Corp. Ser. 04-R3, Class PT,
8.795s, 2035	609,104	639,749
Nomura Asset Acceptance Corp. 144A Ser. 04-R2,
Class PT, 9.087s, 2034	567,178	596,601
Oakwood Mortgage Investors, Inc. Ser. 02-C, Class A1,
5.41s, 2032	4,865,130	4,110,782
Oakwood Mortgage Investors, Inc. 144A Ser. 01-B,
Class A4, 7.21s, 2030	717,498	632,240
Ocean Star PLC 144A
FRB Ser. 04, Class D, 7.04s, 2018 (Ireland)	623,000	640,911
FRB Ser. 05-A, Class D, 6.24s, 2012 (Ireland)	696,000	695,930
Option One Mortgage Loan Trust FRB Ser. 05-4,
Class M11, 7.459s, 2035	216,000	188,317
Origen Manufactured Housing Ser. 04-B, Class A2,
3.79s, 2017	431,000	419,282
Park Place Securities NIM Trust 144A
Ser. 04-MCWN1, Class A, 4.458s, 2034	8,440	8,429
Ser. 04-WHQ2, Class A, 4s, 2035	59,573	58,977
Park Place Securities, Inc. FRB Ser. 04-WHQ2,
Class A3A, 5.309s, 2035	1,138,794	1,139,800
Park Place Securities, Inc. 144A
FRB Ser. 04-MHQ1, Class M10, 7.459s, 2034	415,000	378,378
FRB Ser. 05-WCW2, Class M11, 7.459s, 2035	1,793,000	1,389,575
People's Choice Net Interest Margin Note 144A
Ser. 04-2, Class A, 5s, 2034	225,581	224,724
Ser. 04-2, Class B, 5s, 2034	313,000	304,987
Permanent Financing PLC FRB Ser. 3, Class 3C, 6.03s,
2042 (United Kingdom)	1,300,000	1,316,455
Pillar Funding PLC 144A
FRB Ser. 04-1A, Class C1, 5.91s, 2011 (United Kingdom)	657,000	665,463
FRB Ser. 04-2A, Class C, 5.371s, 2011 (United Kingdom)	912,000	919,822
Providian Gateway Master Trust 144A
Ser. 04-DA, Class D, 4.4s, 2011	944,000	918,335
Ser. 04-FA, Class E, 5s, 2011	500,000	500,000
FRB Ser. 04-AA, Class D, 6.751s, 2011	1,204,000	1,219,965
FRB Ser. 04-BA, Class D, 6.301s, 2010	1,900,000	1,904,115
FRB Ser. 04-EA, Class D, 5.831s, 2011	701,000	708,639
Renaissance NIM Trust 144A Ser. 05-1, Class N, 4.7s,
2035	279,306	279,306
Residential Accredit Loans, Inc. Ser. 04-QA5,
Class A2, 4.976s, 2034	606,698	602,792
Residential Asset Mortgage Products, Inc. Ser. 04-RZ2,
Class A, IO, 3 1/2s, 2006	2,322,222	6,259
Residential Asset Securities Corp. 144A
Ser. 04-N10B, Class A1, 5s, 2034	340,890	339,399
Ser. 04-NT, Class Note, 5s, 2034	233,551	224,209
Ser. 04-NT12, Class Note, 4.7s, 2035	156,457	155,846
FRB Ser. 05-KS10, Class B, 7.201s, 2035	1,165,000	1,022,194
Saco I Trust FRB Ser. 05-10, Class 1A1, 5.078s, 2033	2,225,732	2,225,732
SAIL Net Interest Margin Notes 144A
Ser. 03-3, Class A, 7 3/4s, 2033 (Cayman Islands)	22,036	16,527
Ser. 03-5, Class A, 7.35s, 2033 (Cayman Islands)	10,916	8,042
Ser. 03-6A, Class A, 7s, 2033 (Cayman Islands)	12,564	8,487
Ser. 03-7A, Class A, 7s, 2033 (Cayman Islands)	19,639	15,318
Ser. 03-8A, Class A, 7s, 2033 (Cayman Islands)	48,598	9,720
Ser. 03-9A, Class A, 7s, 2033 (Cayman Islands)	66,712	8,005
Ser. 03-BC2A, Class A, 7 3/4s, 2033 (Cayman Islands)	133,867	29,049
Ser. 04-10A, Class A, 5s, 2034 (Cayman Islands)	518,283	515,236
Ser. 04-11A, Class A2, 4 3/4s, 2035 (Cayman Islands)	794,784	788,004
Ser. 04-4A, Class B, 7 1/2s, 2034 (Cayman Islands)	242,086	145,251
Ser. 04-4A, Class A, 5s, 2034 (Cayman Islands)	11,252	11,237
Ser. 04-7A, Class A, 4 3/4s, 2034 (Cayman Islands)	62,596	62,483
Ser. 04-8A, Class A, 5s, 2034 (Cayman Islands)	59,489	59,370
Ser. 04-AA, Class A, 4 1/2s, 2034 (Cayman Islands)	322,546	320,812
Ser. 04-BN2A, Class A, 5s, 2034 (Cayman Islands)	90,852	90,362
Ser. 04-BNCA, Class A, 5s, 2034 (Cayman Islands)	3,898	3,891

Ser. 05-1A, Class A, 4 1/4s, 2035	787,459	779,680
Ser. 05-2A, Class A, 4 3/4s, 2035 (Cayman Islands)	896,894	889,667
Sasco Net Interest Margin Trust 144A
Ser. 05-NC1A, Class A, 4 3/4s, 2035 (Cayman Islands)	948,225	940,593
Ser. 05-WF1A, Class A, 4 3/4s, 2035 (Cayman Islands)	759,294	752,889
Sharps SP I, LLC Net Interest Margin Trust 144A
Ser. 03-HE1N, Class N, 6.9s, 2033	11,776	11,776
Ser. 04-4N, Class Note, 6.65s, 2034	5,290	5,290
Ser. 04-HE1N, Class Note, 4.94s, 2034	144,312	50,509
Ser. 04-HE2N, Class NA, 5.43s, 2034	43,533	42,880
Ser. 04-HE4N, Class NA, 3 3/4s, 2034	546,557	541,092
Ser. 04-HS1N, Class Note, 5.92s, 2034	35,626	35,626
Ser. 04-RM2N, Class NA, 4s, 2035	275,439	272,685
Soundview Home Equity Loan Trust 144A FRB Ser.
05-CTX1, Class B1, 7.459s, 2035	466,000	375,130
South Coast Funding 144A FRB Ser. 3A, Class A2, 5.92s,
2038 (Cayman Islands)	470,000	474,418
Structured Adjustable Rate Mortgage Loan Trust
Ser. 04-10, Class 1A1, 4.913s, 2034	1,381,628	1,378,014
Ser. 04-12, Class 1A2, 4.961s, 2034	1,934,992	1,930,356
Ser. 04-6, Class 1A, 4.373s, 2034	6,129,761	6,021,761
Ser. 04-8, Class 1A3, 4.685s, 2034	59,573	58,922
Ser. 05-9, Class AX, IO, 0.943s, 2035	45,795,393	1,364,703
Structured Adjustable Rate Mortgage Loan Trust 144A
Ser. 04-NP2, Class A, 5.309s, 2034	1,418,827	1,418,968
Structured Asset Investment Loan Trust 144A FRB Ser.
05-HE3, Class M11, 7.459s, 2035	974,000	782,876
Structured Asset Receivables Trust 144A FRB Ser. 05-1,
5.114s, 2015	5,307,138	5,305,482
Structured Asset Securities Corp.
Ser. 03-40A, Class 1A, 4.88s, 2034	883,869	886,409
Ser. 04-8, Class 1A1, 4.685s, 2034	1,148,130	1,137,244
IFB Ser. 05-10, Class 3A3, 6.162s, 2034	3,210,614	2,804,239
IFB Ser. 05-6, Class 5A8, 3.981s, 2035	4,467,680	3,483,246
Structured Asset Securities Corp. 144A
Ser. 98-RF3, Class A, IO, 6.1s, 2028	4,074,902	499,176
FRB Ser. 03-NP2, Class A2, 5.509s, 2032	109,268	109,268
FRB Ser. 03-NP3, Class A1, 5.959s, 2033	30,175	30,178
Terwin Mortgage Trust FRB Ser. 04-5HE, Class A1B,
5.379s, 2035	1,278,446	1,279,904
TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s,
2038 (Cayman Islands)	1,698,000	1,704,620
Wells Fargo Home Equity Trust 144A
Ser. 04-2, Class N1, 4.45s, 2034 (Cayman Islands)	40,626	40,546
Ser. 04-2, Class N2, 8s, 2034 (Cayman Islands)	862,000	862,635
Wells Fargo Mortgage Backed Securities Trust
Ser. 05-AR10, Class 2A18, IO, 0.61s, 2035	44,983,000	632,573
Ser. 05-AR12, Class 2A5, 4.32s, 2035	21,411,000	20,503,745
Ser. 05-AR9, Class 1A2, 4.352s, 2035	2,490,939	2,424,594
WFS Financial Owner Trust
Ser. 04-1, Class D, 3.17s, 2011	232,773	229,400
Ser. 04-3, Class D, 4.07s, 2012	559,806	550,440
Ser. 04-4, Class D, 3.58s, 2012	243,254	238,864
Ser. 05-1, Class D, 4 1/4s, 2012	596,334	587,085
Whinstone Capital Management, Ltd. 144A FRB Ser. 1A,
Class B3, 6s, 2044 (United Kingdom)	1,687,000	1,686,789
Whole Auto Loan Trust Ser. 03-1, Class C, 3.13s, 2010	159,889	159,276
Whole Auto Loan Trust 144A
Ser. 03-1, Class D, 6s, 2010	53,530	53,513
Ser. 04-1, Class D, 5.6s, 2011	721,525	715,708

		$333,450,264
Total asset-backed securities (cost $345,893,258)

CORPORATE BONDS AND NOTES (4.6%)(a)

	Principal amount	Value

Advertising and Marketing Services (--%)
Omnicom Group, Inc. sr. notes 5.9s, 2016	$635,000	$619,561

Aerospace and Defense (0.1%)
L-3 Communications Corp. sr. sub. notes 5 7/8s, 2015	725,000	681,500
L-3 Communications Corp. sr. sub. notes Class B, 6
3/8s, 2015	595,000	577,150
Lockheed Martin Corp. bonds 8 1/2s, 2029	1,145,000	1,448,775
Raytheon Co. debs. 6 3/4s, 2018	185,000	195,591
		2,903,016

Airlines (0.1%)
Continental Airlines, Inc. pass-through certificates
Ser. 98-3, 6.32s, 2008	4,215,000	4,209,810

Automotive (0.4%)
DaimlerChrysler NA Holding Corp. company guaranty
7.2s, 2009	3,720,000	3,890,186
DaimlerChrysler NA Holding Corp. company guaranty 6
1/2s, 2013	1,130,000	1,143,334
Ford Motor Credit Corp. FRN 8.149s, 2007	950,000	932,394

Ford Motor Credit Corp. notes 7 3/4s, 2007	190,000	187,650
Ford Motor Credit Corp. notes 7 3/8s, 2009	2,925,000	2,702,630
Ford Motor Credit Corp. notes 6 3/8s, 2008	980,000	916,816
Ford Motor Credit Corp. notes 5 5/8s, 2008	1,709,000	1,555,602
General Motors Acceptance Corp. FRN 6.018s, 2007	1,870,000	1,814,841
General Motors Acceptance Corp. FRN Ser. MTN, 5.968s,
2007	1,170,000	1,149,704
General Motors Acceptance Corp. FRN Ser. MTN, 5.645s,
2006	846,000	845,810
General Motors Acceptance Corp. FRN Ser. MTN, 5.62s,
2007	1,815,000	1,780,203
Johnson Controls, Inc. sr. notes 5 1/2s, 2016	840,000	804,018
		17,723,188

Banking (0.6%)
Allfirst Financial Inc. sub. notes 7.2s, 2007	1,055,000	1,076,774
Bank of New York Co., Inc. (The) sr. sub. notes FRN
3.4s, 2013	405,000	389,589
Bank One Corp. sub. notes 5 1/4s, 2013	100,000	97,486
Barclays Bank PLC FRB 6.278s, 2049 (United Kingdom)	1,110,000	1,016,982
Capital One Bank notes 6 1/2s, 2013	655,000	678,463
Citigroup, Inc. sub. notes 5s, 2014	2,377,000	2,251,276
Countrywide Capital III company guaranty Ser. B,
8.05s, 2027	1,035,000	1,154,520
Deutsche Bank Capital Funding Trust VII 144A FRB
5.628s, 2049	1,145,000	1,086,632
Fleet Capital Trust V bank guaranty FRN 5.93s, 2028	935,000	932,449
Greenpoint Capital Trust I company guaranty 9.1s, 2027	600,000	645,592
JPMorgan Chase Capital XV notes 5 7/8s, 2035	3,380,000	3,067,380
NB Capital Trust IV company guaranty 8 1/4s, 2027	5,540,000	5,872,317
PNC Bank NA notes 4 7/8s, 2017	1,030,000	941,705
Royal Bank of Scotland Group PLC bonds Ser. 1, 9.118s,
2049 (United Kingdom)	1,900,000	2,118,036
Royal Bank of Scotland Group PLC FRB 7.648s, 2049
(United Kingdom)	400,000	446,192
Sovereign Bancorp, Inc. 144A sr. notes 4.8s, 2010	730,000	702,840
UBS AG/Jersey Branch FRN 7.93s, 2008 (Jersey)	3,020,000	3,121,925
UBS Preferred Funding Trust I company guaranty 8.622s,
2049	1,345,000	1,492,852
Washington Mutual, Inc. sub. notes 8 1/4s, 2010	1,580,000	1,711,646
Westpac Capital Trust III 144A sub. notes FRN 5.819s,
2049 (Australia)	1,010,000	988,517
		29,793,173

Beverage (--%)
Diageo PLC company guaranty 8s, 2022	760,000	894,400

Broadcasting (0.1%)
Chancellor Media Corp. company guaranty 8s, 2008	1,355,000	1,425,582
News America Holdings, Inc. debs. 7 3/4s, 2045	1,065,000	1,139,314
News America, Inc. 144A notes 6.4s, 2035	1,645,000	1,554,732
Viacom, Inc. 144A sr. notes 5 3/4s, 2011	610,000	605,765
		4,725,393

Cable Television (0.2%)
Comcast Corp. company guaranty 4.95s, 2016	165,000	149,325
Cox Communications, Inc. notes 7 3/4s, 2010	730,000	780,563
Cox Communications, Inc. notes 6 3/4s, 2011	500,000	515,578
Cox Enterprises, Inc. 144A notes 7 7/8s, 2010	1,045,000	1,110,541
Jones Intercable, Inc. sr. notes 7 5/8s, 2008	3,585,000	3,720,542
TCI Communications, Inc. debs. 8 3/4s, 2015	1,115,000	1,294,251
TCI Communications, Inc. debs. 7 7/8s, 2013	1,240,000	1,356,837
		8,927,637

Chemicals (0.1%)
Dow Chemical Co. (The) Pass Through Trust 144A company
guaranty 4.027s, 2009	1,510,000	1,428,322
ICI Wilmington, Inc. company guaranty 5 5/8s, 2013	1,235,000	1,194,850
Lubrizol Corp. (The) sr. notes 5 1/2s, 2014	470,000	450,142
Potash Corp. of Saskatchewan notes 7 3/4s, 2011
(Canada)	510,000	554,734
		3,628,048

Conglomerates (--%)
Tyco International Group SA company guaranty 6 3/4s,
2011 (Luxembourg)	1,185,000	1,232,805

Consumer Finance (0.1%)
Block Financial Corp. notes 5 1/8s, 2014	760,000	688,218
HSBC Finance Capital Trust IX FRN 5.911s, 2035	3,300,000	3,188,114
		3,876,332

Consumer Goods (--%)

Fortune Brands, Inc. notes 5 3/8s, 2016	1,170,000	1,107,639

Containers (--%)
Sealed Air Corp. 144A notes 5 5/8s, 2013	800,000	777,265

Electric Utilities (0.6%)
AEP Texas North Co. sr. notes Ser. B, 5 1/2s, 2013	905,000	877,950
Appalachian Power Co. sr. notes 5.8s, 2035	510,000	454,595
Beaver Valley II Funding debs. 9s, 2017	960,000	1,072,282
CenterPoint Energy Houston Electric, LLC general ref.
mtge. Ser. M2, 5 3/4s, 2014	110,000	108,386
Cleveland Electric Illuminating Co. (The) 144A sr.
notes Ser. D, 7.88s, 2017	550,000	624,234
Commonwealth Edison Co. 1st mtge. 5.9s, 2036	950,000	882,844
Consumers Energy Co. 1st mtge. 5.65s, 2020	420,000	394,186
Consumers Energy Co. 1st mtge. 5s, 2012	1,210,000	1,158,208
Consumers Energy Co. 1st mtge. Ser. B, 5 3/8s, 2013	805,000	775,878
Dayton Power & Light Co. (The) 1st mtge. 5 1/8s, 2013	975,000	936,379
Entergy Gulf States, Inc. 1st mtge. 5 1/4s, 2015	375,000	342,164
Entergy Gulf States, Inc. 1st mtge. 3.6s, 2008	565,000	541,052
Indianapolis Power & Light 144A 1st mtge. 6.3s, 2013	515,000	519,100
Ipalco Enterprises, Inc. sec. notes 8 3/8s, 2008	440,000	457,600
Kansas Gas & Electric bonds 5.647s, 2021	320,000	300,938
MidAmerican Energy Holdings Co. 144A bonds 6 1/8s, 2036	2,685,000	2,561,251
Monongahela Power Co. 1st mtge. 5s, 2006	2,185,000	2,179,249
Nevada Power Co. 2nd mtge. 9s, 2013	463,000	508,498
Nevada Power Co. general ref. mtge. Ser. L, 5 7/8s,
2015	425,000	409,448
NiSource Finance Corp. company guaranty 5.45s, 2020	1,315,000	1,195,293
NiSource Finance Corp. company guaranty 5 1/4s, 2017	140,000	129,146
Oncor Electric Delivery Co. debs. 7s, 2022	60,000	62,645
Oncor Electric Delivery Co. sec. notes 7 1/4s, 2033	820,000	890,195
PacifiCorp Sinking Fund 1st mtge. 5.45s, 2013	1,020,000	1,003,616
Power Receivable Finance, LLC 144A sr. notes 6.29s,
2012 (S)	1,169,166	1,172,159
PPL Energy Supply LLC bonds Ser. A, 5.7s, 2015	640,000	614,301
Progress Energy, Inc. sr. unsecd. notes 5 5/8s, 2016	970,000	937,295
Public Service Co. of Colorado sr. notes Ser. A, 6
7/8s, 2009	375,000	389,022
Public Service Co. of New Mexico sr. notes 4.4s, 2008	570,000	553,348
Public Service Electric & Gas Co. 1st mtge. 6 3/8s,
2008	915,000	930,270
Southern California Edison Co. 1st mtge. 5s, 2014	230,000	218,971
Southern California Edison Co. notes 6.65s, 2029	1,205,000	1,234,274
Teco Energy, Inc. notes 7.2s, 2011	1,070,000	1,110,125
TransAlta Corp. notes 5 3/4s, 2013 (Canada)	665,000	648,608
TXU Corp. sr. notes Ser. P, 5.55s, 2014	1,490,000	1,384,615
Westar Energy, Inc. 1st mtge. 5.15s, 2017	75,000	69,197
Westar Energy, Inc. 1st mtge. 5.1s, 2020	800,000	716,306
		28,363,628

Electronics (--%)
Arrow Electronics, Inc. debs. 7 1/2s, 2027	760,000	795,133
Avnet, Inc. notes 6s, 2015	765,000	729,231
		1,524,364

Energy (--%)
Weatherford International, Ltd. sr. notes 5 1/2s, 2016	455,000	438,956

Financial (0.6%)
Bosphorus Financial Services, Ltd. 144A sec. FRN
6.549s, 2012 (Cayman Islands)	2,378,000	2,395,619
CIT Group, Inc. sr. notes 7 3/4s, 2012	1,015,000	1,113,887
CIT Group, Inc. sr. notes 5s, 2015	780,000	726,809
CIT Group, Inc. sr. notes 5s, 2014	2,575,000	2,416,020
Executive Risk Capital Trust company guaranty Ser. B,
8.675s, 2027	1,545,000	1,637,596
Fund American Cos. Inc. notes 5 7/8s, 2013	1,370,000	1,331,129
ILFC E-Capital Trust I 144A FRB 5.9s, 2065	295,000	287,736
ILFC E-Capital Trust II 144A FRB 6 1/4s, 2065	1,710,000	1,637,282
International Lease Finance Corp. notes 4 3/4s, 2012	2,630,000	2,499,297
Liberty Mutual Insurance 144A notes 7.697s, 2097	2,095,000	2,015,570
Loews Corp. notes 5 1/4s, 2016	510,000	477,816
MetLife, Inc. notes 5.7s, 2035	725,000	658,848
MetLife, Inc. notes 5s, 2015	1,210,000	1,133,976
Nationwide Financial Services, Inc. notes 5 5/8s, 2015
(S)	465,000	452,015
Nationwide Mutual Insurance Co. 144A notes 8 1/4s, 2031	375,000	431,893
Nuveen Investments, Inc. sr. notes 5 1/2s, 2015	505,000	478,066
Nuveen Investments, Inc. sr. notes 5s, 2010	505,000	485,930
OneAmerica Financial Partners, Inc. 144A bonds 7s, 2033	710,000	730,205
Prudential Holdings LLC 144A bonds 8.695s, 2023	1,510,000	1,803,922
Safeco Capital Trust I company guaranty 8.072s, 2037	1,365,000	1,442,163
Sun Life Canada Capital Trust 144A company guaranty
8.526s, 2049	2,115,000	2,251,819
Transamerica Capital III company guaranty 7 5/8s, 2037	1,095,000	1,176,410
ZFS Finance USA Trust I 144A bonds FRB 6.15s, 2065	1,510,000	1,463,879

		29,047,887

Forest Products and Packaging (0.1%)
Georgia-Pacific Corp. notes 8 1/8s, 2011	635,000	658,813
Weyerhaeuser Co. debs. 7.95s, 2025	975,000	1,063,638
Weyerhaeuser Co. debs. 7 3/8s, 2032	880,000	919,004
Weyerhaeuser Co. notes 6 3/4s, 2012	380,000	393,315
		3,034,770

Gaming & Lottery (0.1%)
GTECH Holdings Corp. notes 4 3/4s, 2010	640,000	619,058
Harrah's Operating Co., Inc. company guaranty 5 3/4s,
2017	770,000	721,565
Park Place Entertainment Corp. sr. notes 7s, 2013	1,020,000	1,061,444
		2,402,067

Health Care (--%)
Health Management Associates, Inc. sr. notes 6 1/8s,
2016	1,020,000	1,012,021

Homebuilding (--%)
D.R. Horton, Inc. sr. notes 7 7/8s, 2011	565,000	604,908
D.R. Horton, Inc. sr. notes 5 7/8s, 2013	660,000	630,635
		1,235,543

Investment Banking/Brokerage (0.1%)
Lehman Brothers E-Capital Trust I 144A FRN 5.55s, 2065	2,420,000	2,427,105

Lodging/Tourism (0.1%)
Cendant Corp. notes 6 1/4s, 2010	1,785,000	1,827,778
Hilton Hotels Corp. notes 8 1/4s, 2011	1,355,000	1,459,665
		3,287,443

Media (0.1%)
Time Warner Entertainment Co., LP debs. 8 3/8s, 2023	795,000	891,538
Time Warner, Inc. debs. 9.15s, 2023	340,000	406,266
Time Warner, Inc. debs. 9 1/8s, 2013	2,435,000	2,803,153
		4,100,957

Medical Services (--%)
WellPoint, Inc. notes 5s, 2014	515,000	484,007
WellPoint, Inc. unsecd. notes 5 1/4s, 2016	590,000	560,666
		1,044,673

Metals (--%)
Newmont Mining Corp. notes 5 7/8s, 2035	675,000	609,129
Teck Cominco Ltd. notes 6 1/8s, 2035 (Canada)	650,000	598,696
Teck Cominco Ltd. notes 5 3/8s, 2015 (Canada)	120,000	114,253
		1,322,078

Natural Gas Utilities (0.1%)
Atmos Energy Corp. notes 4.95s, 2014	860,000	795,472
Buckeye Partners LP notes 5.3s, 2014	570,000	541,298
CenterPoint Energy Resources Corp. notes 7 3/4s, 2011	1,060,000	1,145,037
Consolidated Natural Gas Co. sr. notes 5s, 2014	530,000	491,515
Duke Energy Field Services, LLC 144A notes 5 3/8s, 2015	260,000	246,442
Enbridge Energy Partners LP sr. notes 5.35s, 2014	555,000	522,102
Kinder Morgan, Inc. sr. notes 6 1/2s, 2012	780,000	801,901
National Fuel Gas Co. notes 5 1/4s, 2013	545,000	523,412
		5,067,179

Oil & Gas (0.1%)
Amerada Hess Corp. bonds 7 7/8s, 2029	1,160,000	1,321,337
Forest Oil Corp. sr. notes 8s, 2011	610,000	648,888
Motiva Enterprises, LLC 144A sr. notes 5.2s, 2012	1,070,000	1,039,388
Newfield Exploration Co. sr. sub. notes 6 5/8s, 2016	650,000	642,688
Premcor Refining Group, Inc. sr. notes 7 1/2s, 2015	325,000	341,499
Sunoco, Inc. notes 4 7/8s, 2014	590,000	549,448
Valero Energy Corp. sr. unsecd. notes 7 1/2s, 2032	745,000	834,740
		5,377,988

Pharmaceuticals (0.1%)
Bayer Corp. 144A FRB 6.2s, 2008	845,000	853,399
Hospira, Inc. notes 5.9s, 2014	430,000	425,335
Wyeth notes 5 1/2s, 2014	2,475,000	2,418,241
		3,696,975

Photography/Imaging (--%)

Xerox Corp. sr. notes 6.4s, 2016	1,030,000	1,002,963

Power Producers (--%)
York Power Funding 144A notes 12s, 2007 (Cayman
Islands) (In default) (F)(NON)	157,726	13,154

Railroads (0.1%)
BNSF Funding Trust I company guaranty FRB 6.613s, 2055	2,285,000	2,195,853
Union Pacific Corp. 144A pass-through certificates
5.214s, 2014	590,000	563,438
		2,759,291

Real Estate (0.3%)
Archstone-Smith Trust 5 3/4s, 2016 (R)	740,000	723,703
Brandywine Operating Partnership LP notes 5 3/4s, 2012
(R)	505,000	498,793
Colonial Properties Trust notes 6 1/4s, 2014 (R)	660,000	658,568
Developers Diversified Realty Corp. unsecd. notes 5
3/8s, 2012 (R)	385,000	372,671
Equity One, Inc. company guaranty 3 7/8s, 2009 (R)	840,000	797,474
ERP Operating LP notes 6.584s, 2015	600,000	621,478
Franchise Finance Corp. of America sr. notes 8 3/4s,
2010 (R)	1,850,000	2,082,046
Heritage Property Investment Trust company guaranty 5
1/8s, 2014 (R)	795,000	735,676
Hospitality Properties Trust notes 6 3/4s, 2013 (R)	780,000	804,570
HRPT Properties Trust bonds 5 3/4s, 2014 (R)	530,000	511,231
HRPT Properties Trust notes 6 1/4s, 2016 (R)	525,000	521,369
iStar Financial, Inc. sr. unsecd. notes 5 7/8s, 2016
(R)	1,630,000	1,570,117
ProLogis Trust sr. notes 5 3/4s, 2016 (R)	905,000	881,210
Rouse Co. (The) notes 7.2s, 2012 (R)	1,065,000	1,096,464
Simon Property Group LP 144A unsub. notes 5 3/4s, 2015
(R)	740,000	724,860
		12,600,230

Regional Bells (0.1%)
Ameritech Capital Funding company guaranty 6 1/4s, 2009	200,000	203,500
Citizens Communications Co. sr. notes 6 1/4s, 2013	685,000	665,306
SBC Communications, Inc. notes 5 7/8s, 2012	440,000	440,035
Southwestern Bell Telephone debs. 7s, 2027	1,075,000	1,049,496
Verizon New England, Inc. sr. notes 6 1/2s, 2011	2,285,000	2,317,541
Verizon New Jersey, Inc. debs. 8s, 2022	770,000	823,096
Verizon Pennsylvania, Inc. debs. 8.35s, 2030	980,000	1,082,856
		6,581,830

Retail (0.1%)
CVS Corp. 144A pass-through certificates 6.117s, 2013	1,632,010	1,635,813
Delhaize America, Inc. company guaranty 8 1/8s, 2011	1,370,000	1,477,133
JC Penney Co., Inc. debs. 7.65s, 2016	110,000	119,968
JC Penney Co., Inc. notes 6 7/8s, 2015	910,000	942,211
Kroger Co. company guaranty 6 3/4s, 2012	275,000	285,330
Office Depot, Inc. notes 6 1/4s, 2013	563,000	557,628
		5,018,083

Software (--%)
Computer Associates International, Inc. 144A sr. notes
6 1/8s, 2014	980,000	924,723

Telecommunications (0.3%)
AT&T Corp. sr. notes 9 3/4s, 2031	670,000	793,921
AT&T Wireless Services, Inc. sr. notes 8 3/4s, 2031	2,225,000	2,796,829
Deutsche Telekom International Finance BV company
guaranty 8 1/4s, 2030 (Germany)	560,000	664,946
Deutsche Telekom International Finance BV notes 5
1/4s, 2013 (Germany)	1,540,000	1,471,328
France Telecom notes 8 1/2s, 2031 (France)	180,000	221,840
France Telecom notes 7 3/4s, 2011 (France)	455,000	494,990
Rogers Wireless, Inc. sec. notes 6 3/8s, 2014 (Canada)	765,000	751,613
Sprint Capital Corp. company guaranty 6.9s, 2019	1,315,000	1,391,608
Sprint Capital Corp. company guaranty 6 7/8s, 2028	2,950,000	3,039,090
Telecom Italia Capital SA company guaranty 6 3/8s,
2033 (Luxembourg)	290,000	271,502
Telecom Italia Capital SA company guaranty 5 1/4s,
2013 (Luxembourg)	1,335,000	1,258,857
Telecom Italia Capital SA company guaranty 4s, 2010
(Luxembourg)	1,270,000	1,193,457
Telecom Italia Capital SA notes 5 1/4s, 2015
(Luxembourg)	965,000	886,642
Vodafone Group PLC notes 5 3/4s, 2016 (United Kingdom)	1,130,000	1,095,512
		16,332,135

Telephone (--%)
Telefonica Europe BV company guaranty 8 1/4s, 2030

(Netherlands)		595,000	681,680

			$219,715,990
Total corporate bonds and notes (cost $226,256,568)

CONVERTIBLE PREFERRED STOCKS (0.7%)(a)
		Shares	Value

General Motors Corp. Ser. A, $1.13 cv. pfd. (S)		75,536	$1,793,980
Hartford Financial Services Group, Inc. (The) $3.50
cv. pfd.		20,620	1,685,685
Hartford Financial Services Group, Inc. (The) $3.00
cv. pfd.		70,999	5,706,545
Huntsman Corp. $2.50 cv. pfd.		109,829	4,722,647
Xerox Corp. $6.25 cv. pfd.		138,354	15,979,848
XL Capital, Ltd. $1.625 cv. pfd. (Bermuda) (S)		246,890	5,401,953

			$35,290,658
Total convertible preferred stocks (cost $30,499,042)

PURCHASED OPTIONS (0.1%)(a)
	Expiration
	date/strike price	Contract amount	Value
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate
of 5.28% versus the three month USD-LIBOR-BBA maturing
on March 8, 2017.	Mar 07/$5.28	89,553,000	$3,326,464
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.28% versus the three month USD-LIBOR-BBA maturing
on March 8, 2017.	Mar 07/$5.28	89,553,000	978,680
90 Day Euro Future (CALL)	Mar 07/$94.75	458	291,975
90 Day Euro Future (PUT)	Mar 07/$94.75	458	246,175

			$4,843,294
Total Purchased Options (cost $4,979,559)

MUNICIPAL BONDS AND NOTES (0.0%)(a)
	Rating (RAT)	Principal amount	Value

NJ State Tpk. Auth. Rev. Bonds, Ser. B
AMBAC, 4.252s, 1/1/16	Aaa	$1,065,000	$972,068
AMBAC, U.S. Govt. Coll., 4.252s, 1/1/16 (Prerefunded)	Aaa	55,000	49,576

			$1,021,644
Total municipal bonds and notes (cost $1,084,718)

PREFERRED STOCKS (0.0%)(a)
		Shares	Value

Paxson Communications Corp. 14.25% cum. pfd. (PIK)		1	$8,975
UBS Capital III $1.938 cum. pfd.		31,000	775,000

			$783,975
Total preferred stocks (cost $788,350)

UNITS (0.0%)(a) (cost $863,004)
		Units	Value

Cendant Corp. units 4.89s, 2006		10,100	$503,409

SHORT-TERM INVESTMENTS (12.9%)(a)
		Principal
		amount/shares	Value
Short-term investments held as collateral for loaned
securities with yields ranging from 4.70% to 5.01% and
due dates ranging from May 1,2006 to June 2, 2006 (d)		$114,570,170	$114,435,524
Putnam Prime Money Market Fund (e)		501,795,833	501,795,833

			$616,231,357
Total short-term investments (cost $616,231,357)

TOTAL INVESTMENTS

			$5,470,631,084
Total investments (cost $4,943,146,421)(b)

FUTURES CONTRACTS OUTSTANDING at 4/30/06 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro 90 day (Long)	4,572	$1,133,092,700	Mar-06	$(1,645,310)
Euro 90 day (Short)	4,783	1,083,449,700	Sep-06	3,971,000
Euro 90 day (Long)	3	711,075	Jun-06	(161)
S&P 500 Index Mini (Long)	747	49,152,600	Jun-06	134,283
U.S. Treasury Bond CBT (Long)	1,013	108,232,719	Jun-06	(3,372,740)
U.S. Treasury Note 2yr (Short)	1,789	364,480,797	Jun-06	328,067
U.S. Treasury Note 5 yr (Short)	2,960	308,302,500	Jun-06	2,385,035
U.S. Treasury Note 10 yr (Long)	2,125	224,353,516	Jun-06	(2,139,661)

Total				$(339,487)

WRITTEN OPTIONS OUTSTANDING at 4/30/06 (premiums received $8,198,261) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Lehman Brothers International for the obligation to pay a fixed rate of 5.225% semi-annually versus the three month USD-LIBOR-BBA
maturing March 5, 2018.	$32,581,000	Mar 08/5.225	$1,621,263

Option on an interest rate swap with Lehman Brothers International for the right to receive a fixed rate of 5.225% semi-annually versus the three month USD-LIBOR-BBA
maturing March 5, 2018.	32,581,000	Mar 08/5.225	578,410

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive
a fixed rate of 4.55% versus the three month LIBOR maturing on July 5, 2017.	76,820,000	Jun 07/4.55	263,700

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to
pay a fixed rate of 4.55% versus the three month LIBOR maturing on July 5, 2017.	76,820,000	Jun 07/4.55	6,365,643

Total			$8,829,016

TBA SALE COMMITMENTS OUTSTANDING at 4/30/06 (proceeds receivable $232,305,097) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

FNMA, 6s, May 1, 2036	$2,913,000	5/11/06	$2,899,801
FNMA, 5 1/2s, May 1, 2036	79,501,000	5/11/06	77,202,928
FNMA, 5s, May 1, 2036	130,300,000	5/11/06	123,245,480
FNMA, 5s, May 1, 2021	220,000	5/16/06	214,156
FNMA, 4 1/2s, May 1, 2036	27,650,000	5/11/06	25,314,872

Total			$228,877,237

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/06 (Unaudited)
		Fixed payments	Fixed payments	Unrealized
Swap counterparty /	Termination	made by	received by	appreciation/
Notional amount	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
$82,772,000	1/28/24	3 month USD-LIBOR-BBA	5.2125%	$(3,425,196)
102,075,000	12/22/09	3.965%	3 month USD-LIBOR-BBA	3,704,898
87,100,000	1/14/10	3 month USD-LIBOR-BBA	4.106%	(2,730,448)
84,900,000	4/6/10	4.6375%	3 month USD-LIBOR-BBA	2,147,280
248,000,000	5/21/07	3.95%	3 month USD-LIBOR-BBA	1,306,202
20,610,000	6/17/15	4.555%	3 month USD-LIBOR-BBA	1,232,650
7,440,000	6/23/15	4.466%	3 month USD-LIBOR-BBA	493,291
3,070,000	6/23/15	4.45%	3 month USD-LIBOR-BBA	207,223
3,720,000	6/24/15	4.39%	3 month USD-LIBOR-BBA	269,685
53,000,000	10/21/15	4.943%	3 month USD-LIBOR-BBA	2,375,809
700,000	9/1/15	3 month USD-LIBOR-BBA	4.53%	(52,183)

Citibank, N.A.
4,380,000	4/7/14	5.377%	3 month USD-LIBOR-BBA	33,880

Credit Suisse First Boston International
6,600,000	11/17/09	3.947%	3 month USD-LIBOR-BBA	237,410
25,631,800	7/9/06	3 month USD-LIBOR-BBA	2.931%	47,390

Credit Suisse International
3,843,000	3/21/16	3 month USD-LIBOR-BBA	5.20497%	(105,188)

Goldman Sachs Capital Markets, L.P.
13,380,000	4/7/14	5.33842%	3 month USD-LIBOR-BBA	138,129
4,968,000	5/3/16	5.565%	3 month USD-LIBOR-BBA	--

JPMorgan Chase Bank, N.A.
183,000,000	1/17/16	4.946%	3 month USD-LIBOR-BBA	6,109,009
126,500,000	3/7/15	3 month USD-LIBOR-BBA	4.798%	(6,506,239)
94,000,000	3/30/16	3 month USD-LIBOR-BBA	5.2755%	(2,001,833)
170,000,000	3/30/08	3 month USD-LIBOR-BBA	5.163%	(394,905)
17,930,000	6/16/15	4.538%	3 month USD-LIBOR-BBA	1,090,775
4,470,000	6/24/15	3 month USD-LIBOR-BBA	4.387%	330,451
63,370,000	6/29/15	3 month USD-LIBOR-BBA	4.296%	(5,000,400)
10,430,000	8/2/15	4.6757%	3 month USD-LIBOR-BBA	(656,848)
47,810,000	10/21/15	4.916%	3 month USD-LIBOR-BBA	2,238,181

Lehman Brothers Special Financing, Inc.
87,235,000	12/19/15	5.0265%	3 month USD-LIBOR-BBA	2,332,766
26,541,000	3/21/14	5.17596%	3 month USD-LIBOR-BBA	538,614
3,658,000	12/11/13	3 month USD-LIBOR-BBA	4.641%	(151,794)
10,708,000	12/15/13	4.710%	3 month USD-LIBOR-BBA	398,412
10,192,000	12/16/13	4.579%	3 month USD-LIBOR-BBA	466,808
94,000,000	4/2/08	5.275%	3 month USD-LIBOR-BBA	13,003
50,000,000	4/2/16	5.399%	3 month USD-LIBOR-BBA	616,594
1,990,000	4/10/15	5.41053%	3 month USD-LIBOR-BBA	17,420
54,300,000	4/28/08	5.4025%	3 month USD-LIBOR-BBA	(93,617)
30,200,000	6/16/07	4.0525%	3 month USD-LIBOR-BBA	(140,303)

	8,300,000	6/16/15	4.5475%	3 month USD-LIBOR-BBA	(498,992)
	63,000,000	7/15/10	4.38%	3 month USD-LIBOR-BBA	1,628,983
	36,500,000	4/28/16	5.613%	3 month USD-LIBOR-BBA	(120,472)
	9,307,000	1/23/14	4.408%	3 month USD-LIBOR-BBA	534,409
	9,307,000	1/23/14	4.419%	3 month USD-LIBOR-BBA	533,573

Total					$7,164,427

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/06 (Unaudited)
		Fixed payments	Total return	Unrealized
Swap counterparty /	Termination	received (paid) by	received by	appreciation/
Notional amount	date	fund per annum	or paid by fund	(depreciation)

Citibank, N.A.
$16,150,000	11/1/06	(7.5 bp plus beginning of period	Lehman Brothers AAA 8.5+	$--
		nominal spread of Lehman Brothers	CMBS Index adjusted by
		AAA 8.5+ Commercial Mortgage	modified duration factor
Backed Securities Index)

Deutsche Bank AG London
16,150,000	11/1/06	(5 bp plus nominal spread of Lehman	Lehman Brothers AAA 8.5+	--
		Brothers AAA 8.5+ Commercial	CMBS Index adjusted by
		Mortgage Backed Securities Index)	modified duration factor

Goldman Sachs International
Ford Credit Auto Owner
	9/15/11		Trust Series 2005-B Class
3,843,000		(678 bp 1 month USD-LIBOR)	D	(17,027)
15,120,000	11/1/06	(5 bp plus change in spread on the	Lehman Brothers AAA 8.5+	--
		Lehman Brothers AAA 8.5+	CMBS Index adjusted by
		Commercial Mortgage Backed	modified duration factor
Securities Index multiplied by the
modified duration factor)

Total				$(17,027)

CREDIT DEFAULT CONTRACTS OUTSTANDING at 4/30/06 (Unaudited)
	Upfront			Fixed payments	Unrealized
Swap counterparty /	premium	Notional	Termination	received (paid) by	appreciation/
Referenced Debt*	received (paid)**	amount	date	fund per annum	(depreciation)

Bank of America, N.A.
DJ CDX NA IG HVOL Series 4 Index	$(38,611)	5,034,000	6/20/10	(90 bp)	$(53,663)
Waste Management, 7.375%, 8/1/10	--	1,140,000	9/20/12	64 bp	13,095

Deutsche Bank AG
France Telecomm, 7.25%, 1/28/13	--	1,905,000	9/20/10	41 bp	(3,810)

Goldman Sachs Capital Markets, L.P.
DJ CDX NA IG HVOL Series 5 Index	(20,572)	2,396,000	12/20/10	(85 bp)	(41,445)
DJ CDX NA IG Series 5 Index	(67,392)	26,770,000	12/20/10	(45 bp)	(219,044)
DJ CDX NA IG Series 5 Index 3-7% tranche	--	1,198,000	12/20/10	(113 bp)	(31,697)
DJ CDX NA IG HVOL Series 5 Index	(15,474)	2,396,000	12/20/10	(85 bp)	(36,347)
DJ CDX NA IG Series 5 Index 3-7% tranche	--	1,030,000	12/20/10	(115 bp)	(28,131)
Noble Energy, Inc., 8%, 4/1/27	--	1,145,000	6/20/13	60 bp	(344)
Goodrich Corp., 7 5/8%, 12/15/12	--	930,000	9/20/10	49 bp	4,410

Goldman Sachs International
one of the underlying securities in the basket of
BB CMBS securities	--	8,582,000	(a)	2.55625%	424,045

Lehman Brothers Special Financing, Inc.
DJ CDX NA IG Series 5 Index	(24,130)	13,240,000	12/20/10	(45 bp)	(99,135)
DJ CDX NA IG Series 4 Index 3-7% tranche	--	1,258,500	6/20/10	(124.5 bp)	(36,374)
DJ CDX NA IG Series 4 Index	(8,731)	6,520,000	12/20/10	(45 bp)	(45,667)
DJ CDX NA IG HVOL Series 4 Index	(18,052)	1,567,000	6/20/10	(90 bp)	(22,580)
DJ CDX NA IG Series 4 Index 3-7% tranche	--	1,567,000	6/20/12	309 bp	101,706
DJ CDX NA IG HVOL Series 5 Index	(5,607)	1,030,000	12/20/10	(85 bp)	(14,581)
DJ CDX NA IG Series 5 Index	(3,905)	12,095,000	12/20/10	45 bp	(72,423)

Merrill Lynch International
DJ CDX NA IG Series 5 Index	(3,874)	6,010,000	12/20/10	(45 bp)	(37,920)

Merrill Lynch International & Co. C.V.
DJ CDX NA IG Series 5 Index 3-7% tranche	--	1,030,000	12/20/12	246 bp	51,799

Morgan Stanley Capital Services, Inc.
DJ CDX NA IG Series 5 Index 3-7% tranche	--	2,396,000	12/20/12	305 bp	200,565
DJ CDX NA IG Series 4 Index 3-7% tranche	--	1,567,000	6/20/10	(110.5 bp)	(37,105)
DJ CDX NA IG Series 4 Index 3-7% tranche	--	2,517,000	6/20/12	275 bp	118,018
DJ CDX NA IG Series 5 Index 3-7% tranche	--	1,030,000	12/20/10	(115 bp)	(28,131)
DJ CDX NA IG HVOL Series 5 Index	(5,880)	1,030,000	12/20/10	(85 bp)	(14,853)
DJ CDX NA IG Series 5 Index 3-7% tranche	--	1,030,000	12/20/12	248 bp	52,966

Total					$143,354

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

(a) Terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference entity are liquidated.

NOTES

(a) Percentages indicated are based on net assets of $4,771,961,099.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at April 30, 2006 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at April 30, 2006. Securities rated by Putnam are indicated by "/P". Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $4,998,854,726, resulting in gross unrealized appreciation and depreciation of $585,017,814 and $113,241,456, respectively, or net unrealized appreciation of $471,776,358.

(NON) Non-income-producing security.

(S) Securities on loan, in part or in entirety, at April 30, 2006.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at April 30, 2006.

(R) Real Estate Investment Trust.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At April 30, 2006, the value of securities loaned amounted to $111,401,035. The fund received cash collateral of $114,435,524 which is pooled with collateral of other Putnam funds into 31 issues of high-grade, short-term investments.

(e) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $7,432,153 for the period ended April 30, 2006. During the period ended April 30, 2006, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $1,189,762,767 and $873,563,929, respectively.

(F) Security is valued at fair value following procedures approved by the Trustees.

At April 30, 2006, liquid assets totaling $508,776,310 have been designated as collateral for open forward commitments and swap contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

TBA after the name of a security represents to be announced securities.

The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at April 30, 2006.

Inverse Floating Rate Bonds (IFB) are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at April 30, 2006.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Stripped mortgage-backed securities The fund may invest in stripped mortgage-backed securities which represent a participation in mortgage loans and may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform. Risks of loss may exceed amounts recognized on the statement of assets and liabilities. Credit default contracts outstanding at period end, if any, are listed after the fund’s portfolio.

TBA purchase commitments The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Dollar rolls To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The George Putnam Fund of Boston

By (Signature and Title):

/s/ Michael T. Healy Michael T. Healy Principal Accounting Officer Date: June 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter Charles E. Porter Principal Executive Officer Date: June 28, 2006

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: June 28, 2006